THE WACHOVIA FUNDS
                          The Wachovia Municipal Funds
                                 Class A Shares
                                 All Portfolios
                                 Class B Shares
                                  Equity Funds
                            Quantitative Equity Fund
                                 Balanced Fund
                               Fixed Income Fund

                                   Prospectus
                               February 28, 1999


The Wachovia Funds

CLASS A SHARES AND CLASS B SHARES  CLASS A SHARES

Wachovia Equity Fund               Wachovia Growth & Income Fund

Wachovia Quantitative Equity Fund  Wachovia Equity Index Fund

Wachovia Special Values Fund                Wachovia Emerging Markets Fund

Wachovia Balanced Fund             Wachovia Intermediate Fixed Income Fund

Wachovia Fixed Income Fund         Wachovia Short-Term Fixed Income Fund

Prospectus

The Wachovia Municipal Funds

CLASS A SHARES

Wachovia Georgia Municipal Bond Fund

Wachovia North Carolina Municipal Bond Fund

Wachovia South Carolina Municipal Bond Fund

Wachovia Virginia Municipal Bond Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies, Performance and Risk                        1
What are the Funds' Fees and Expenses?                             11
What are the Funds' Main Investments and Investment Techniques?    13
What are the Risks of Investing in the Fund?                       14
What do Shares Cost?                                               16
How are the Funds Sold?                                            17
How to Purchase Shares                                             17
How to Exchange Shares                                             18
How to Redeem Shares                                               18
Account and Share Information                                      19
Who Manages the Funds?                                             20
Financial Information                                              22

FEBRUARY 28, 1999

Fund Goals, Strategies, Performance and Risk

EQUITY FUNDS

WACHOVIA EQUITY FUND

Goal
Seeks to produce growth of principal and income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

Total Return Bar Chart And Table

[Graph appears here-see appendix]



The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.97% (quarter ended December 31, 1998). Its lowest quarterly return was (11.37)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class A and Class B Shares average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500 Index (S&P 500), a broad-based market index.

Calendar Period            Class A         Class B            S&P 500
1 Year                      17.35%          17.02%             28.58%
5 Years                     18.52%            N/A              24.06%
Life of Fund1               17.35%          25.15%             22.55%

1 The start of performance dates for Class A and Class B Shares were May 7, 1993 and July 23, 1996, respectively.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA QUANTITATIVE EQUITY FUND

Goal
Seeks to provide growth of principal and income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. Stocks are selected using a quantitative computer valuation model provided by the Fund's sub-adviser. The model combines multiple factors believed to have predictive power in determining future stock price performance.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.
rewards.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 23.16% (quarter ended December 31, 1998). Its lowest quarterly return was (10.56)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class A and Class B Shares average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500 Index (S&P 500), a broad-based market index.

Calendar Period                Class A          Class B           S&P 500
1 Year                          18.62%           18.31%            28.58%
Life of Fund1                   22.32%           30.15%            25.52%

1 The start of performance dates for Class A and Class B Shares were March 25, 1994 and July 23, 1996, respectively.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential


WACHOVIA GROWTH & INCOME FUND

Goal
Seeks to provide total return through growth of capital and current income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to have the potential for growth of capital and/or income.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.16% (quarter ended December 31, 1998). Its lowest quarterly return was (9.79)% (quarter ended September 30, 1998).

Average Annual Total Return
The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500 Index (S&P 500), a broad-based market index.

Calendar Period                 Class A           S&P 500
1 Year                          18.73%             28.58%
5 Years                         21.02%             24.06%
Life of Fund1                   18.27%             21.76%

1 The start of performance date for Class A Shares was January 29, 1993.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA EQUITY INDEX FUND

Goal
Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500.

Strategy

The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the S&P 500. The Fund normally aims to invest in all the stocks in the Index and closely match the performance of the Index. The Fund is managed using a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the stocks in the S&P 500. Under normal circumstances, at least 95% of the value of the Fund's holdings will be invested in stocks in the Index and S&P 500 futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.17% (quarter ended December 31, 1998). Its lowest quarterly return was (10.05)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500 Index (S&P 500), a broad-based market index.

Calendar Period             Class A           S&P 500
1 Year                       22.08%            28.58%
5 Years                      22.21%            24.06%
Life of Fund1                20.84%            22.55%

1 The start of performance date for Class A Shares were May 7, 1993.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA SPECIAL VALUES FUND

Goal
Seeks to produce growth of principal.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1 billion or less. The Fund may invest up to 20% of total assets in foreign securities.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 14.08% (quarter ended September 30, 1997). Its lowest quarterly return was (18.00)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Russell 2000 Small Stock Index (Russell 2000), a broad-based market index.

Calendar Period               Class A            Russell 2000
1 Year                        (5.94)%                 (2.55)%
5 Years                        15.93%                  11.87%
Life of Fund1                  15.17%                  13.10%

1 The start of performance date for Class A Shares was May 7, 1993.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA EMERGING MARKETS FUND

Goal
Seeks to produce long-term capital appreciation.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of securities of issuers located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in securities of issuers located in emerging market countries. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other types of securities, including debt securities.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 18.76% (quarter ended December 31, 1998). Its lowest quarterly return was (26.63)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the International Finance Corporation Investable Index (Total Return Series) (IFCI), a broad-based market index of foreign securities used to measure the performance of certain emerging markets.

Calendar Period            Class A               IFCI
1 Year                    (28.20)%           (22.01)%
Life of Fund1              (4.78)%            (9.66)%

1 The start of performance dates for Class A Shares was December 23, 1994.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA BALANCED FUND

Goal
Seeks to produce long-term growth of principal and current income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 12.86% (quarter ended December 31, 1998). Its lowest quarterly return was (5.22)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class A and Class B Shares average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500 Index (S&P 500) and the Lehman Aggregate Bond Index (LABI), two broad-based market indices.

Calendar Period        Class A         Class B        S&P 500           LABI
1 Year                  12.11%          13.05%         28.58%          8.69%
5 Years                 14.02%            N/A          24.06%          7.27%
Life of Fund1           13.47%          19.06%         22.55%          7.24%

1 The start of performance dates for Class A and Class B Shares were May 7, 1993 and July 23, 1996, respectively.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


INCOME FUNDS

WACHOVIA FIXED INCOME FUND

Goal
Seeks a high level of total return.

Strategy

As a secondary investment objective, the Fund attempts to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains (both realized and unrealized). The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund invests in corporate bonds, asset- and mortgage-backed securities and U.S. government securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.97% (quarter ended June 30, 1995). Its lowest quarterly return was (3.12)% (quarter ended March 31, 1994).

Average Annual Total Return

The table shows the Fund's Class A and Class B Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Lehman Aggregate Bond Index (LABI), a broad- based market index.

Calendar Period           Class A            Class B             LABI
1 Year                      3.42%              2.55%            8.69%
5 Years                     5.47%                NA%            7.27%
Life of Fund1               5.44%              6.91%            7.24%

1 The start of performance dates for Class A and Class B Shares were May 7, 1993 and July 23, 1996, respectively.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA INTERMEDIATE FIXED INCOME FUND

Goal
Seeks current income consistent with preservation of capital.

Strategy

The Fund pursues it investment objective by investing primarily in a portfolio of fixed income securities, that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and uses fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities with stated maturities or estimated average lives of 10 years or less.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.25% (quarter ended June 30, 1995). Its lowest quarterly return was (3.26)% (quarter ended March 31, 1994).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Lehman Aggregate Bond Index
(LABI), a broad-based market index.

Calendar Period                 Class A           LABI
1 Year                            3.90%          8.69%
5 Years                           5.07%          7.27%
Life of Fund1                     5.24%          7.24%

1  The start of performance date for Class A Shares was January 29, 1993

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA SHORT-TERM FIXED INCOME FUND

Goal
Seeks to produce a high level of current income.

Strategy
The Fund pursues its investment objective by investing primarily in a portfolio of short-term fixed income securities that, at the time of purchase, are rated in the top for investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. Under normal market circumstances, the Fund will invest at least 65% of its holdings in such securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of between one to three years.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 3.23% (quarter ended September 30, 1998). Its lowest quarterly return was (0.27)% (quarter ended March 31, 1994).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Merrill Lynch 1-3 Year U.S. Treasury Index (MLUST), a broad-based market index.

Calendar Period           Class A           MLUST
1 Year                      4.08%           7.00%
5 Years                     4.93%           5.99%
Life of Fund1               4.71%           5.71%

1 The start of performance date for Class A Shares was May 7, 1993.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Goal
Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

Strategy

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.69% (quarter ended March 31, 1995). Its lowest quarterly return was (1.29)% (quarter ended March 31, 1996).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Lehman State General Obligation Bond Index (LSGOBI), a broad-based market index comprised of all state general obligation debt issues.

Calendar Period                Class A             LSGOBI
1 Year                           0.35%              6.48%
Life of Fund1                    6.37%              8.82%

1 The start of performance date for Class A Shares was December 23, 1994.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Goal
Seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina.

Strategy

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.48% (quarter ended March 31, 1995). Its lowest quarterly return was (1.72)% (quarter ended March 31, 1996).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Lehman State General Obligation Bond Index (LSGOBI), a broad-based market index comprised of all state general obligation debt issues.

Calendar Period             Class A           LSGOBI
1 Year                        0.68%            6.48%
Life of Fund1                 6.67%            8.82%

1 The start of performance date for Class A Shares was December 23, 1994.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Goal
Seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

Strategy

The Fund normally invests its assets so that at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in debt obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart And Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.96% (quarter ended March 31, 1995). Its lowest quarterly return was (4.32)% (quarter ended March 31, 1994).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Lehman State General Obligation Bond Index (LSGOBI), a broad-based market index comprised of all state general obligation debt issues.

Calendar Period                Class A              LSGOBI
1 Year                           0.69%               6.48%
5 Years                          4.68%               6.00%
Life of Fund1

1 The start of performance date for Class A Shares was January 11, 1991.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Goal
Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

Strategy

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxed imposed by the Commonwealth of Virginia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of Virginia, its political subdivisions, or agencies.

Total Return Bar Chart and Table

[Graph appears here-see appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.23% (quarter ended December 31, 1995). Its lowest quarterly return was (5.59)% (quarter ended March 31, 1994).

Average Annual Total Return

The table shows the Fund's Class A Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Lehman State General Obligation Bond Index (LSGOBI), a broad-based market index comprised of all state general obligation debt issues.

Calendar Period                Class A            LSGOBI
1 Year                           0.80%             6.48%
5 Years                          3.45%             6.00%
Life of Fund1                    4.25%             6.80%

1 The start of performance date for Class A Shares was February 1, 1993.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds.
  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency. A description of these risks can be found in "What are the Risks of Investing in the Funds?" herein.

Fund                                 Market     Equity      Risks of       Debt         Emerging      Municipal     Diversification
                                     Risks    Securities    Investing   Securities      Markets      Securities          Risks
                                                 Risks     for Growth      Risks         Risks          Risks
                                                             & Value
Equity Fund                         X         X            X
Quantitative Equity Fund            X         X            X
Growth & Income Fund                X         X            X
Equity Index Fund                   X         X            X
Special Values Fund                 X         X            X
Emerging Markets Fund               X         X            X                           X
Balanced Fund                       X         X            X            X
Fixed Income Fund                   X                                   X
Intermediate Fixed Income Fund      X                                   X
Short-Term Fixed Income Fund        X                                   X
Georgia Municipal Bond Fund         X                                   X                            X              X
North Carolina Municipal Bond Fund  X                                   X                            X              X
South Carolina Municipal Bond Fund  X                                   X                            X              X
Virginia Municipal Bond Fund        X                                   X                            X              X


What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay when you buy, hold and redeem shares of the Funds' Class A Shares.

Shareholder Fees                                   Equity  Quantitative Growth &    Equity     Special     Emerging     Balanced
Fees Paid Directly From Your Investment            Fund    Equity Fund  Income Fund Index Fund Values Fund Markets Fund Fund
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)               4.50%   4.50%        4.50%       4.50%      4.50%       4.50%        4.50%
Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption proceeds, as applicable)               None    None         None        None       None        None         None
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends (and other Distributions) (as a
 percentage of offering price)                     None    None         None        None       None        None         None
Redemption Fee (as a percentage of amount
 redeemed, if applicable)                          None    None         None        None       None        None         None
Exchange Fee                                       None    None         None        None       None        None         None

Annual Fund Operating Expenses1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                     0.70%   0.70%        0.70%       0.30%      0.80%       1.00%        0.70%
Distribution (12b-1) Fee                           None    None         None        None       None        None         None
Shareholder Services Fee                           0.25%   0.25%        0.25%       0.25%      0.25%       0.25%        0.25%
Other Expenses                                     0.52%   0.49%        0.66%       0.40%      0.45%       0.69%        0.47%
Total Annual Class A Shares Operating
 Expenses (Before Waiver)1                         1.47%   1.44%        1.61%       0.95%      1.50%       1.94%        1.42%

Waiver of Fund Expenses                            0.32%   0.32%        0.50%       0.25%      0.25%       0.25%        0.41%
Total Actual Annual Fund Operating Expenses
 (AfterWaiver)                                     1.15%   1.12%        1.11%       0.70%      1.25%       1.69%        1.01%
1  Pursuant to an agreement between the Adviser and the Trusts, the Adviser agrees during the period from December 15, 1998 through
 January 31, 2000 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the
 Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


Shareholder Fees                         Fixed  Intermediate Short-Term   Georgia   North Carolina South Carolina Virginia
Fees Paid Directly From Your Investment  Income Fixed Income Fixed Income Municipal Municipal Bond Municipal Bond Municipal
                                         Fund   Fund         Fund         Bond Fund Fund           Fund           Bond Fund

Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of
 offering price)                         4.50%  4.50%        2.50%        4.50%     4.50%          4.50%          4.50%
Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase
 price or redemption proceeds, as
 applicable)                             None   None         None         None      None           None           None
Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends (and other
 Distributions) (as a percentage of
 offering price)                         None   None         None         None      None           None           None
Redemption Fee (as a percentage of
 amount redeemed, if applicable)         None   None         None         None      None           None           None
Exchange Fee                             None   None         None         None      None           None           None

Annual Fund Operating Expenses1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                           0.60%  0.60%        0.55%        0.75%     0.75%          0.75%          0.74%
Distribution (12b-1) Fee                 None   None         None         None      None           None           None
Shareholder Services Fee                 0.25%  0.25%        0.25%        0.25%     0.25%          0.25%          0.25%
Other Expenses                           0.48%  0.51%        0.52%        0.77%     0.79%          0.56%          0.48%
Total Annual Class A Shares              1.33%  1.36%        1.32%        1.77%     1.79%          1.56%          1.47%
 Operating Expenses (Before Waiver)1
Waiver of Fund Expenses                  0.36%  0.37%        0.44%        0.61%     0.69%          0.73%          0.54%
Total Actual Annual Fund Operating
 Expenses (AfterWaiver)                  0.97%  0.99%        0.88%        1.16%     1.10%          0.83%          0.93%
1  Pursuant to an agreement between the Adviser and the Trusts, the Adviser agrees during the period from December 15, 1998 through
 January 31, 2000 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the
 Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class A Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year          3 Years           5 Years           10 Years
Equity Fund                                       $117             $365              $633              $1,398
Quantitative Equity Fund                          $114             $356              $617              $1,363
Growth & Income Fund                              $113             $353              $612              $1,352
Equity Index Fund                                 $ 72             $224              $390              $  871
Special Values Fund                               $127             $397              $686              $1,511
Emerging Markets Fund                             $172             $533              $918              $1,998
Balanced Fund                                     $103             $322              $558              $1,236
Fixed Income Fund                                 $ 99             $309              $536              $1,190
Intermediate Fixed Income Fund                    $101             $315              $547              $1,213
Short-Term Fixed Income Fund                      $ 90             $281              $488              $1,084
Georgia Municipal Bond Fund                       $118             $368              $638              $1,409
North Carolina Municipal Bond Fund                $112             $350              $606              $1,340
South Carolina Municipal Bond Fund                $ 85             $265              $460              $1,025
Virginia Municipal Bond Fund                      $ 95             $296              $515              $1,143


These tables describe the fees and expenses that you may pay when you buy, hold and redeem shares of the Funds' Class B Shares


Shareholder Fees                                 Equity      Quantitative   Special       Balanced    Fixed
Fees Paid Directly From Your Investment          Fund        Equity Fund    Values        Fund        Income Fund
                                                                            Fund

Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering price)   None        None           None          None        None
Maximum Deferred Sales Charge (Load)
 (as a percentage of original purchase price
 or redemption proceeds, as applicable)          5.00%       5.00%          5.00%         5.00%       5.00%

Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends (and other
 Distributions) (as a percentage
 of offering price)                              None        None           None          None        None
Redemption Fee (as a percentage of
 amount redeemed, if applicable)                 None        None           None          None        None
Exchange Fee                                     None        None           None          None        None

Annual Fund Operating Expenses1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                   0.70%       0.70%          0.80%         0.70%       0.60%
Distribution (12b-1) Fee                         0.75%       0.75%          0.75%         0.75%       0.75%
Shareholder Services Fee                         0.25%       0.25%          0.25%         0.25%       0.25%
Other Expenses                                   0.27%       0.24%              %         0.22%       0.23%
Total Annual Class B Shares Operating
 Expenses (Before Waiver)1                       1.97%       1.94%              %         1.92%       1.83%
Waiver of Fund Expenses                          0.07%       0.07%              %         0.16%       0.11%
Total Actual Annual Fund Operating
 Expenses (After Waiver)                         1.90%       1.87%              %         1.76%       1.72%

1Pursuant to an agreement between the Adviser and the Trusts, the Adviser agrees during the period from December 15, 1998 through January 31, 2000 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual
 Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Funds' Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these
assumptions your costs would be:
                                            1 Year        3 Years        5 Years         10 Years
Equity Fund
Expenses assuming redemption                    $708           $926         $1,259
Expenses assuming no redemption                 $193           $597         $1,026            $2,222
Quantitative Equity Fund
Expenses assuming redemption                    $706           $917         $1,244
Expenses assuming no redemption                 $190           $588         $1,011            $2,190
Balanced Fund
Expenses assuming redemption                    $695           $884         $1,189
Expenses assuming no redemption                 $179           $554         $  954            $2,073
Fixed Income Fund
Expenses assuming redemption                    $691           $872         $1,168
Expenses assuming no redemption                 $175           $542         $  933            $2,030


What are the Funds' Main Investments and Investment Techniques?

EQUITY SECURITIES

The Equity Funds invest primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. the following describes the types of equity securities in which a Fund invests.

Common Stocks

Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give a Fund the option to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are similar to warrants, but are typically issued to existing stockholders.

FIXED INCOME SECURITIES

The Income Funds invest primarily in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

MUNICIPAL SECURITIES

The Municipal Funds invest primarily in municipal securities. Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. The Municipal Funds may invest in such taxable municipal securities.

TAX EXEMPT SECURITIES

The Municipal Funds invest primarily in tax exempt securities. Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Interest from the Municipal Funds' investments may be subject to the federal alternative minimum tax for individuals and corporations.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Funds (except Equity Index Fund) actively trade their portfolio securities in an attempt to achieve each Fund's investment objective. This means each Fund will have a higher portfolio turnover rate, and is likely to generate shorter-term gains or losses for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may impact the Fund's performance.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.

Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns than do value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and may lag behind growth stocks in an up market.

CREDIT QUALITY AND INVESTMENT RATINGS

When a Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Service at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

  Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.


TEMPORARY DEFENSIVE INVESTMENTS

The Funds may temporarily depart from their principal investment strategies by investing assets in cash, cash items, and shorter-term, higher quality debt securities. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to forego greater investment returns for the safety of principal.

S&P 500 INDEX

The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Index represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by or affiliated with S&P.

What are the Risks of Investing in the Funds?

MARKET RISK
The market value of securities fluctuate daily.

EQUITY SECURITIES RISKS

Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Equity Funds invest primarily in stocks they are more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

  Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Special Values Fund will be more volatile than broad stock market indices such as the S&P 500 or than funds that invest in large-capitalization companies, such as Quantitative Equity Fund or Equity Fund.

DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and any of the Income Fund's or Municipal Fund's net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

  In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

  The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities held by a Fund declines, the Fund's net asset value could go down.

  Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Income Funds and Municipal Funds.


MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by each of the Municipal Funds. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Funds invest primarily in Georgia, North Carolina, South Carolina and Virginia, respectively, they may be adversely affected by the factors or events particular to that state.

ISSUER DIVERSIFICATION

The Municipal Funds are not diversified. Compared to diversified mutual funds, they may invest a higher percentage of each Funds assets among fewer issuers of portfolio securities. This increases each Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.

PREPAYMENT RISK

The Income Funds are subject to prepayment risks. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK
Interest on a municipal security may be subject to regular federal income tax. Since any investment can be adversely affected by changes in tax laws, all of the Funds are subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance. The Equity and Income Funds are subject to this risk.

FOREIGN SECURITIES RISKS

The Equity Funds may invest in foreign securities. Foreign securities pose additional risks over domestic securities because foreign economic, governmental, and political systems may be less favorable than those of the United States. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, and accounting standards. In addition, a Fund may incur higher costs and expenses when making foreign investments, which could impact the Fund's performance. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

EMERGING MARKET SECURITIES RISKS

Investing in the Emerging Markets Fund entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. Investors are strongly advised to carefully consider the special risks involved in emerging markets, which are in addition to the usual risks of investing in domestic markets and in developed markets around the world. By itself, an investment in the Emerging Markets Fund does not constitute a balanced investment plan. Investors should be willing to assume a higher degree of risk and accept a higher level of volatility than is generally associated with investment in more developed markets.

  Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces an Income Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of an Equity Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Funds may lend securities. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

  While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Funds' service providers are making changes to their computer systems to attempt to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  The Adviser believes that its standard process for selecting securities generally reduces the Funds' exposure to Year 2000 related problems. In addition, to assess the potential effect of the Year 2000 problem, the Adviser is reviewing available information regarding the Year 2000 readiness of issuers of securities the Funds may purchase.

  Year 2000 problems would also increase the risks of the Funds' investments. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

What do Shares Cost?

You can purchase, redeem, or exchange Class A Shares and Class B Shares (Shares) any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (the public offering price).

  NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The value of Fund Shares is generally determined based upon the market value of portfolio securities. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. Securities held by the Emerging Markets Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate its NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's Shares.

  The following table summarizes the minimum investment amount required for an investment in a Fund. The maximum sales charge that you will pay on an investment in Class A Shares of a Fund is 4.50% of average daily net assets, except for Short-Term Fixed Income Fund, which has a maximum sales charge of 2.50%. The maximum contingent deferred sales charge that you will pay on an investment in Class B Shares of a Fund is 5.00%. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.


                                Minimum Initial /
                              Subsequent Investment
                                    Required
The Wachovia Funds                                                     $ 250/$50
The Wachovia Municipal Funds                                           $500/$100

Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

SALES CHARGE WHEN YOU PURCHASE-CLASS A SHARES
Class A Shares of all Funds except Short-Term Fixed Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount                            Sales Charge as a       Sales Charge as a
                                             Percentage of         Percentage of NAV
                                            Public Offering
                                                 Price
Less than $100,000                                      4.50%                   4.71%
$100,000 but less than $250,000                         3.75%                   3.90%
$250,000 but less than $500,000                         2.50%                   2.56%
$500,000 but less than $750,000                         2.00%                   2.04%
$750,000 but less than $1 million                       1.00%                   1.01%
$1 million or greater                                   0.25%                   0.25%

Class A Shares of Short-Term Fixed Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount                             Sales Charge as a       Sales Charge as a
                                              Percentage of         Percentage of NAV
                                             Public Offering
                                                  Price
Less than $100,000                                       2.50%                   2.56%
$100,000 but less than $250,000                          1.75%                   1.78%
$250,000 but less than $500,000                          1.25%                   1.27%
$500,000 but less than $750,000                          0.75%                   0.76%
$750,000 but less than $1 million                        0.50%                   0.50%
$1 million or greater                                    0.25%                   0.25%

The sales charge at purchase may be reduced by:

 . quantity purchases of Shares;
 . combining concurrent purchases of Fund Shares made by you, your spouse, or your children under age 21

 . accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase at least $100,000 in Shares within 13 months (call the Fund for an application and more information).

The sales charge will be eliminated when you purchase Shares:

 .  using the reinvestment privilege;
 . by exchanging Shares from the same share class of another Fund; or . through wrap accounts or other investment programs where you pay an investment professional a fee for services.

If your investment qualifies, you should notify the Funds' distributor at the time of purchase to reduce or eliminate the sales charge. You will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM-CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Class B Shares are only offered by the Equity Fund, the Quantitative Equity Fund, Special Values Fund, Balanced Fund and the Fixed Income Fund.

Shares Held Up To:                      CDSC
1 year                                 5.00%
2 years                                4.00%
3 years                                3.00%
4 years                                3.00%
5 years                                2.00%
6 years                                1.00%
7 years or more                        0.00%

Class B Shares will convert to Class A Shares at NAV approximately eight years after purchase.


You will not be charged a CDSC when redeeming Shares:

 .  purchased with reinvested dividends or capital gains;
 .  purchased within 90 days of redeeming Shares of an equal or lesser amount;
 .  representing the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
 .  that you exchange into the same share class of another Fund (or into
   Investment Shares of the Wachovia U.S. Treasury Money Market Fund);
 .  representing up to 10% of the value of Shares subject to a systematic withdrawal plan;
 . where the original shares were held for seven years or more; or . if you have certain disabilities as defined by the IRS.

In addition, you will not be charged a CDSC:

 .  when the Fund redeems your Shares and closes your account for failing to meet the minimum balance requirement;
 .  if your redemption is a required retirement plan distribution;
 . upon the death of the shareholder(s) of the account or the redemption of Shares by a designated beneficiary.

If your redemption qualifies the Distributor should be notified at the time of redemption to eliminate the CDSC. To keep the sales charge as low as possible, the Funds will sell your shares in the following order:

 .  Shares that are not subject to a CDSC;
 .  Shares held the longest; and
 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


How are the Funds Sold?

The Funds offer two share classes: Class A Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund and Fixed Income Fund also offer a third class of shares, Class B Shares.

  This prospectus relates only to Class A Shares and Class B Shares of the Funds. Each share class has different sales charges and other expenses, which affect their performance. Call 1-800-994- 4414 or contact your investment professional for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., (Distributor) markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund and Fixed Income Fund have adopted a Rule 12b-1 Plan, which allows each Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares at an annual rate of up to 0.75% of the average daily NAV of the Fund's Class B Shares. Because you pay marketing fees on an ongoing basis, your investment cost for Class B Shares may be higher over time than for shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an through the Trust Division of Wachovia Bank, through Wachovia Investments, Inc., or through an Authorized Dealer.

  Where the Fund offers more than one Share Class and you do not specify your Class choice on your form of payment, you automatically will receive Class A Shares.

  Each Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK

Trust customers of Wachovia Bank may purchase Shares of a Fund in accordance with the procedures set forth in your account agreement.

  Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

THROUGH WACHOVIA INVESTMENTS, INC.

Customers of Wachovia Investments, Inc. or Wachovia Brokerage Service may purchase shares by mail, by telephone, or in person.

All purchase orders must be received by 3:00 p.m. (Eastern time) in order for Shares to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

By Mail
To purchase Shares of a Fund by mail, send a check made payable to (Name of Fund) to:

 P.O. Box 8612
 Boston, MA 02266-8612

Orders by mail are considered received after payment by check is converted into federal funds which is normally the next business day after Wachovia Investments, Inc. receives the check.

By Telephone

Once you have opened an account and completed the appropriate sections of the account application, you may purchase Shares by telephone. For more information call 1-800-994-4414.

THROUGH AN AUTHORIZED DEALER
Call your Authorized Dealer for specific instructions.

Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. will be purchased at the next determined public offering price.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received by a Fund. Investments in Class A Shares will include the applicable sales charge. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE
You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV and without a sales charge. To do this, you must:

 . meet any minimum initial investment requirements; and . receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

  Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

By Telephone
You may exchange Shares by telephone by calling 1-800-994-4414.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

  If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:

 The Wachovia Funds
 1099 Hingham Street
 Rockland, MA 02370-3317

How to Redeem Shares

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form plus any applicable sales charge. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank, through Wachovia Investments, Inc., through an Authorized Dealer, or directly from the Fund.

All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

By Mail
You may redeem shares by sending a written request to Wachovia Bank or Wachovia Investments, Inc., as appropriate.
  Send your written redemption request including your name, the Fund's name, your account number and the Share or dollar amount requested to:

 Wachovia Funds
 P.O. Box 8612
 Boston, MA 02266-8612

By Telephone
You may redeem Shares of a Fund by calling the Funds at 1-800- 994-4414. Shareholders who are trust customers of Wachovia Bank may also contact their trust officer.
  Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

SIGNATURE GUARANTEES Signatures must be guaranteed if:
 . your redemption is to be sent to an address other than the address of record; . your redemption is to be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

 . Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
 .  to allow your purchase payment to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

RETIREMENT DISTRIBUTIONS
A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

  Due to the Fact that Class A Shares are sold with an initial sales charge, it is not advisable for you to purchase Class A Shares while participating in this program. A CDSC may be imposed on systematic redemptions of Class B Shares.

SHARE CERTIFICATES

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Fund                                                Dividends Declared and Paid
Equity Fund
Quantitative Equity Fund
Growth & Income Fund                                quarterly
Equity Index Fund
Balanced Fund
Fixed Income Fund
Intermediate Fixed Income Fund                      monthly
Short-Term Fixed Income Fund
Emerging Markets Fund                               annually
Special Values Fund
The Wachovia Municipal Funds                        Declared daily/Paid monthly

Dividends are declared and paid to shareholders invested in a Fund on the record date.

  In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

THE WACHOVIA FUNDS TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.
 Please consult your tax adviser regarding your federal, state, and local tax liability.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes, although the each Fund's dividends will be exempt from their respective state's personal income tax (i.e. Georgia, North Carolina, South Carolina or Virginia) to the extent they are derived from interest on obligations exempt from that state's personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser for the Funds, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100
North Main Street, Winston-Salem, NC 27101.     Wachovia Bank has been managing
trust assets for over 100 years, with over $42 billion in managed assets as of December 31, 1998.
  Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania, which is paid by the adviser and not by the Fund.

  The investment adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.

Fund                                                 Annual Investment Advisory
                                                       Fee paid to Investment
                                                     Adviser as a percentage of
                                                      average daily net assets
Equity Fund                                                                0.70%
Quantitative Equity Fund                                                   0.70%
Growth & Income Fund                                                       0.70%
Equity Index Fund                                                          0.30%
Special Values Fund                                                        0.80%
Emerging Markets Fund                                                      1.00%
Balanced Fund                                                              0.70%
Fixed Income Fund                                                          0.60%
Intermediate Fixed Income Fund                                             0.60%
Short-Term Fixed Income Fund                                               0.55%
Georgia Municipal Bond Fund                                                0.75%
North Carolina Municipal Bond Fund                                         0.75%
South Carolina Municipal Bond Fund                                         0.75%
Virginia Municipal Bond Fund                                               0.74%


Pursuant to an agreement between the Adviser and the Trusts, the Adviser agrees during the period from December 15, 1998 through January 31, 2000 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


PORTFOLIO MANAGERS

Portfolio Manager            Funds Managed                          Biography
Jerry D. Burton              Quantitative Equity Fund               Mr. Burton is a Chartered Financial Analyst and Vice President
                                                                    and Portfolio Manager for Personal Financial Services for the
                                                                    investment adviser. In 1971, Mr. Burton joined South Carolina
                                                                    National Bank, which was acquired by Wachovia Bank in 1991. Mr.
                                                                    Burton received a bachelors degree from Clemson University and an MBA from the College of William and Mary.

Daniel S. Earthman           Balanced Fund Growth & Income Fund     Mr. Earthman is a Chartered Financial Analyst, Portfolio
                             Equity Fund                            Manager, and a Senior Vice President of the investment adviser.
                                                                    Prior to
                                                                    joining
                                                                    Wachovia
                                                                    Bank in
                                                                    1988, Mr.
                                                                    Earthman was
                                                                    a Vice
                                                                    President
                                                                    and
                                                                    Investment
                                                                    Manager with
                                                                    Richland
                                                                    Asset
                                                                    Management
                                                                    in
                                                                    Nashville,
                                                                    and an
                                                                    Assistant
                                                                    Vice
                                                                    President
                                                                    and
                                                                    Portfolio
                                                                    Manager with
                                                                    North
                                                                    Carolina
                                                                    National
                                                                    Bank in
                                                                    Charlotte.
                                                                    Mr. Earthman
                                                                    received a
                                                                    bachelors
                                                                    degree in
                                                                    business
                                                                    from
                                                                    Southern
                                                                    Methodist
                                                                    University
                                                                    and a MBA
                                                                    from the
                                                                    University
                                                                    of North
                                                                    Carolina at
                                                                    Chapel Hill.

Samuel M. Gibbs, II          Short-Term Income Fund Fixed Income    Mr. Gibbs is a Senior Vice President and Manager of Fixed Income
                             Fund Intermediate Fixed Income Fund    Investments for the investment adviser. Mr. Gibbs joined
                                                                    Wachovia
                                                                    Bank in 1969
                                                                    as a
                                                                    portfolio
                                                                    manager. He
                                                                    became a
                                                                    bond trader
                                                                    and fixed
                                                                    income
                                                                    portfolio
                                                                    manager in
                                                                    1975 and
                                                                    assumed his
                                                                    current
                                                                    position in
                                                                    1977. Mr.
                                                                    Gibbs is a
                                                                    graduate of
                                                                    Davidson
                                                                    College and
                                                                    has an MBA
                                                                    from the
                                                                    University
                                                                    of South
                                                                    Carolina.
Roger L. Glenski             Special Values Fund                    Mr. Glenski is a Certified Public Accountant, Portfolio Manager
                                                                    and Assistant Vice President of the investment adviser. Mr.
                                                                    Glenski joined Wachovia Bank in 1996, specializing in the
                                                                    valuation of closely-held businesses and small companies.
                                                                    Previously, Mr. Glenski was a staff accountant employed by the accounting firms of KPMG and Deloitte & Touche LLP in Chicago.
                                                                    Mr. Glenski received a bachelors degree from the University of
                                                                    Missouri-Kansas City and a MBA from the University of Chicago.

John F. Hageman              Equity Fund Balanced Fund Growth &     John F. Hageman is a Chartered Financial Analyst and a Senior
                             Income Fund                            Vice President and Institutional Portfolio Manager for the
                                                                    investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President
                                                                    and head of Institutional Investment Management at Michigan
                                                                    National Investment Corporation from 1977 to 1986, and an
                                                                    account executive with Merrill Lynch from 1975 to 1977. Mr.
                                                                    Hageman received his B.A. from Wabash College.

Paige C. Henderson           Emerging Markets Fund                  Ms. Henderson is a Chartered Financial Analyst and a Vice
                                                                    President of the investment adviser. Ms. Henderson joined
                                                                    Wachovia Bank in 1991 as an Equity Analyst. She has managed the
                                                                    Emerging Market Fund since 1996. Ms. Henderson received a
                                                                    bachelors of science in Business Administration and an MBA from the University of North Carolina at Chapel Hill. Ms. Henderson
                                                                    is a Certified Public Accountant.

Michael W. Holt              Fixed Income Fund Intermediate Fixed   Mr. Holt is a Chartered Financial Analyst and Fixed Income
                             Income Fund                            Portfolio Manager of the investment adviser. Mr. Holt joined
                                                                    Wachovia
                                                                    Bank in
                                                                    1991. He is
                                                                    a graduate
                                                                    of the
                                                                    University
                                                                    of Tennessee
                                                                    where he
                                                                    majored in
                                                                    economics
                                                                    and received
                                                                    a MBA in
                                                                    Finance.

Russell L. Kimbro, Jr.       Equity Fund Balanced Fund Growth &     Mr. Kimbro is a Chartered Financial Analyst and Senior Vice
                             Income Fund                            President and Portfolio Manager for Personal Financial Services
                                                                    for the investment adviser. Mr. Kimbro joined Wachovia Bank in
                                                                    1985. Mr. Kimbro is an instructor of corporate finance an the
                                                                    University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Polytechnical
                                                                    Institute and State University and a MBA from the University of
                                                                    North Carolina at Greensboro.

F. Stanley King              Equity Fund Balanced Fund Growth &     Mr. King is a Chartered Financial Analyst and a Senior Vice
                             Income Fund                            President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment
                                                                    adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelors and masters of science degrees from North Carolina
                                                                    State University.

George E. McCall             Quantitative Equity Fund               Mr. McCall is a Certified Financial Planner, Portfolio Manager
                                                                    and Vice President of the investment adviser. In 1981, Mr.
                                                                    McCall joined South Carolina National Bank, which was acquired by Wachovia Bank in 1991. Mr. McCall is a graduate of
                                                                    Presbyterian College and received an MBA from the University of
                                                                    South Carolina.

Matthew J. McGuinness        Equity Fund Balanced Fund Growth &     Mr. McGuinness is a Chartered Financial Analyst and Vice
                             Income Fund                            President and Portfolio Manager for Personal Financial Services
                                                                    for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in the Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.

Michael O. Mercer            Equity Fund Balanced Fund Growth &     Mr. Mercer is a Senior Vice President of Wachovia and manages
                             Income Fund                            the Wachovia Equity Investment Fund and other large
                                                                    institutional accounts. Mr. Mercer joined Wachovia Bank in 1983 and is a Chartered Financial Analyst. Mr. Mercer is a graduate of Catawba College and received an MBA from Florida State
                                                                    University.

Wayne F. Morgan              Fixed Income Fund Intermediate Fixed   Mr. Morgan is a Chartered Financial Analyst and Senior Vice
                             Income Fund                            President of the investment adviser. Prior to joining Wachovia
                                                                    Bank in
                                                                    June, 1997
                                                                    as a senior
                                                                    fixed income
                                                                    portfolio
                                                                    manager, Mr.
                                                                    Morgan
                                                                    served as
                                                                    the Director
                                                                    of
                                                                    Investments
                                                                    at the
                                                                    University
                                                                    of North
                                                                    Carolina at
                                                                    Chapel Hill,
                                                                    where he
                                                                    oversaw the
                                                                    management
                                                                    of the
                                                                    University's
                                                                    endowment
                                                                    fund. Mr.
                                                                    Morgan
                                                                    received
                                                                    both a
                                                                    bachelors
                                                                    degree and
                                                                    his MBA from
                                                                    the
                                                                    University
                                                                    of North
                                                                    Carolina at
                                                                    Chapel Hill.

J. Joseph Muster             The Wachovia Municipal Funds           Mr. Muster is a Vice President and Portfolio Manager of Money
                                                                    Market and Municipal Investments in the Fixed Income Section of
                                                                    the investment adviser. Mr. Muster joined Wachovia Bank in 1992 and worked as a credit analyst until January of 1998 when he was promoted to portfolio manager. Mr. Muster is a graduate of the
                                                                    University of Georgia and received his MBA from Duke University.

Harold (Rick) Nelson III     Fixed Income Fund Intermediate Fixed   Mr. Nelson III is a Senior Vice President and fixed income
                             Income Fund                            portfolio manager of the investment adviser. Mr. Nelson joined
                                                                    Wachovia
                                                                    Bank in 1985
                                                                    as a fixed
                                                                    income
                                                                    portfolio
                                                                    manager. He
                                                                    received his
                                                                    bachelors of
                                                                    science
                                                                    degree in
                                                                    management
                                                                    from St.
                                                                    Francis
                                                                    College and
                                                                    his MBA in
                                                                    Finance from
                                                                    Mercer
                                                                    University.

B. Scott Sadler              Emerging Markets Fund                  Mr. Sadler is a Chartered Financial Analyst, Portfolio Manager
                                                                    and Vice President of the investment adviser. Mr. Sadler joined
                                                                    Wachovia Bank in 1987. Mr. Sadler is a graduate of the
                                                                    University of Virginia's McIntire School of Commerce with a bachelors degree in commerce.

Michael G. Sebesta           Fixed Income Fund Intermediate Fixed   Mr. Sebesta is a Vice President and Fixed Income Portfolio
                             Income Fund                            Manager for the investment adviser. Mr. Sebesta joined Wachovia
                                                                    Bank in 1989. Mr. Sebesta has a bachelors degree in economics from Wake Forest University.

Michael J. Tierney           Emerging Markets Fund Special Values   Mr. Tierney is an Executive Vice President of Wachovia Bank and
                             Fund                                   Chief Investment Officer and Portfolio Manager with the
                                                                    investment adviser. Mr. Tierney joined Wachovia Bank in 1981.
                                                                    Mr. Tierney is a graduate of the University of Connecticut, and has more than 25 years of experience managing equity and fixed income investments.

Joseph H. Waterfill          Balanced Fund Equity Fund              Mr. Waterfill is a Senior Vice President and Portfolio Manager
                             Quantitative Equity Fund Growth &      of the investment adviser. Mr. Waterfill joined Wachovia Bank in
                             Income Fund                            1976. Mr. Waterfill received his bachelors of science degree from the U.S. Naval Academy and his MBA from Vanderbilt
                                                                    University.


Financial Information

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

The Wachovia Funds and The Wachovia Municipal Funds

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 20, 1998 is included in the Annual Report for the Fund, which is incorporated by reference. This table should read in conjunction with the Fund's Financial Statements and notes thereto, which may be obtained free of charge from the Fund.

  Further information about the performance of the Funds is contained in the Fund's Annual Report dated November 30, 1998 which may be obtained free of charge.

Period Ended    Net Asset  Net               Net Realized and         Total from  Distributions  Distributions         Total
November 30,    Value,     Investment        Unrealized Gain/(Loss)   Investment  from Net       from Net              Distributions
                beginning  Income/           on Investments, Futures  Operations  Investment     Realized Gain
                of period  (Operating Loss)  Contracts, and Foreign               Income         on Investment
                                             Currency Transactions                               Transactions,
                                                                                                 Futures Contracts
                                                                                                 and Foreign Currency
                                                                                                 Transactions
Wachovia Equity Fund
1994            $10.28     0.20              0.12                     0.32        (0.20)         (0.08)                (0.28)
1995            $10.32     0.23              2.64                     2.87        (0.25)         (0.23)                (0.48)
1996            $12.71     0.22(e)           2.83                     3.05        (0.22)         (0.73)                (0.95)
1997            $14.81     0.14(e)           2.43                     2.57        (0.13)         (1.86)                (1.99)
1998            $15.39     0.13(e)           2.21                     2.34        (0.14)         (1.68)                (1.82)
Wachovia Quantitative Equity Fund
1994(a)         $10.00     0.12              (0.43)                   (0.31)      (0.09)             -                 (0.09)
1995            $ 9.60     0.22              3.51                     3.73        (0.22)             -                 (0.22)
1996            $13.11     0.24(e)           2.77                     3.01        (0.21)         (0.24)                (0.45)
1997            $15.67     0.18(e)           4.14                     4.32        (0.20)         (0.79)                (0.99)
1998            $19.00     0.11(e)           3.12                     3.23        (0.19)         (1.75)                (1.94)
Wachovia Growth & Income Fund
1994            $10.20     0.17              (0.40)                   (0.23)      (0.17)             -                 (0.17)
1995            $ 9.80     0.17              3.09                     3.26        (0.17)             -                 (0.18)
1996            $12.88     0.15              3.67                     3.82        (0.15)         (0.14)                (0.29)
1997            $16.41     0.13              4.44                     4.57        (0.13)         (0.25)                (0.38)
1998**          $20.60     0.11              3.94                     4.05        (0.10)         (1.01)                (1.11)
Wachovia Equity Index Fund
1994            $10.47     0.25              (0.19)                   0.06        (0.24)         (0.02)                (0.26)
1995            $10.27     0.28              3.37                     3.65        (0.27)         (0.03)                (0.30)
1996            $13.62     0.32(e)           3.13                     3.45        (0.31)         (0.78)                (1.09)
1997            $15.98     0.25(e)           3.85                     4.10        (0.28)         (0.91)                (1.19)
1998            $18.89     0.26(e)           3.90                     4.16        (0.24)         (0.40)                (0.64)
Wachovia Special Values Fund
1994            $10.24     0.06              (0.22)                   (0.16)      (0.05)         (0.28)                (0.33)
1995            $ 9.75     0.09              2.42                     2.51        (0.02)         (0.06)                (0.08)
1996            $12.18     0.35              4.13                     4.48        (0.08)         (0.91)                (0.99)
1997            $15.67     0.13(e)           4.53                     4.66        (0.08)         (1.61)                (1.69)
1998            $18.64     0.19(e)           (0.87)                   (0.68)      (0.12)         (1.71)                (1.83)
Wachovia Emerging Markets Fund
1995(b)         $10.00     0.05              0.36                     0.41            -              -                     -
1996            $10.41     0.09(e)           1.20                     1.29        (0.03)             -                 (0.03)
1997            $11.67     0.03(e)           (0.47)                   (0.44)      (0.11)             -                 (0.11)
1998            $11.12     0.09(e)           (2.68)                   (2.59)      (0.10)             -                 (0.10)

*  Computed on an annualized basis.
** Effective March 29, 1998, the fund changed investment advisers from Central
   Fidelity National Bank to Wachovia Asset Management.

(a) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(b) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e) Per share information is based on average shares outstanding.


The Wachovia Funds and The Wachovia Municipal Funds

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          Ratios to Average Net Assets
Period Ended         Net Asset   Total Return(c)  Expenses  Net           Expense Waiver/    Net Assets, end   Portfolio
November 30,         Value, end                             Investment    Reimbursement(d)   of period (000    Turnover Rate
                     of period                              Income                           omitted)
Wachovia Equity Fund
1994                 $10.32      3.10%            0.87%     1.98%         0.16%              $ 87,022           35%
1995                 $12.71      28.74%           0.90%     1.99%         0.07%              $130,150           65%
1996                 $14.81      25.56%           0.90%     1.62%         0.15%              $ 20,774           64%
1997                 $15.39      20.22%           1.14%     0.95%         0.07%              $ 39,494          124%
1998                 $15.91      17.34%           1.12%     0.91%            -               $ 53,103          150%
Wachovia Quantitative Equity Fund
1994(a)              $ 9.60      (3.08%)          0.90%*    1.83%*        0.10%*             $ 91,979          64%
1995                 $13.11      39.33%           0.87%     1.93%         0.10%              $131,895          63%
1996                 $15.67      23.74%           0.87%     1.70%         0.15%              $ 15,742          44%
1997                 $19.00      29.38%           1.11%     1.09%         0.07%              $ 35,413          74%
1998                 $20.29      18.98%           1.11%     0.95%            -               $ 82,682          38%
Wachovia Growth & Income Fund
1994                 $ 9.80      (2.26%)          1.35%     1.75%         0.40%              $103,140          30%
1995                 $12.88      33.59%           1.35%     1.58%         0.36%              $119,484          30%
1996                 $16.41      30.10%           1.35%     1.04%         0.31%              $186,147          12%
1997                 $20.60      28.50%           1.30%     0.70%         0.30%              $338,724          13%
1998**               $23.54      20.77%           1.21%     0.59%         0.08%              $130,306          24%
Wachovia Equity Index Fund
1994                 $10.27      0.56%            0.46%     2.44%         0.08%              $183,852           9%
1995                 $13.62      36.15%           0.48%     2.39%         0.05%              $186,841          60%
1996                 $15.98      27.19%           0.46%     2.23%         0.13%              $ 18,154          12%
1997                 $18.89      27.55%           0.72%     1.46%         0.02%              $ 50,917           4%
1998                 $22.41      22.74%           0.70%     1.23%            -               $131,594          29%
Wachovia Special Values Fund
1994                 $ 9.75      (1.61%)          1.13%     0.63%         1.09%              $ 17,431          62%
1995                 $12.18      25.91%           1.29%     0.80%         0.58%              $ 24,093          57%
1996                 $15.67      39.78%           1.21%     047%          0.29%              $  6,642          38%
1997                 $18.64      33.08%           1.35%     0.74%         0.01%              $ 37,766          46%
1998                 $16.13      (3.86%)          1.25%     0.98%            -               $ 59,408          20%
Wachovia Emerging Markets Fund
1995(b)              $10.41      4.10%            1.80%*    0.28%*        0.28%*             $ 71,276          17%
1996                 $11.67      12.45%           1.69%     0.73%         0.09%              $  5,488          30%
1997                 $11.12      (3.82%)          1.79%     0.26%            -               $  7,996          60%
1998                 $ 8.43      (23.46%)         1.68%     0.90%            -               $  8,677          51%

*   Computed on an annualized basis.
** Effective March 29, 1998, the fund changed investment advisers from Central Fidelity National Bank to Wachovia Asset Management.

(a) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(b) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e) Per share information is based on average shares outstanding.

The Wachovia Funds and The Wachovia Municipal Funds

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

Period Ended    Net Asset  Net               Net Realized and         Total from  Distributions  Distributions         Total
November 30,    Value,     Investment        Unrealized Gain/(Loss)   Investment  from Net       from Net              Distributions
                beginning  Income/           on Investments, Futures  Operations  Investment     Realized Gain
                of period  (Operating Loss)  Contracts, and Foreign               Income         on Investment
                                             Currency Transactions                               Transactions,
                                                                                                 Futures Contracts
                                                                                                 and Foreign Currency
                                                                                                 Transactions
Wachovia Balanced Fund
1994            $10.33     0.35              (0.38)                   (0.03)      (0.33)         (0.04)                (0.37)
1995            $ 9.93     0.40              2.13                     2.53        (0.38)         (0.16)                (0.54)
1996            $11.92     0.38(e)           1.72                     2.10        (0.38)         (0.34)                (0.72)
1997            $13.30     0.34(e)           1.40                     1.74        (0.34)         (1.44)                (1.78)
1998            $13.26     0.24(e)           1.50                     1.74        (0.38)         (0.90)                (1.28)
Wachovia Fixed Income Fund
1994            $10.00     0.56              (0.98)                   (0.42)      (0.55)         (0.06)                (0.61)
1995            $ 8.97     0.58              0.92                     1.50        (0.57)             -                 (0.57)
1996            $ 9.90     0.61(e)           (0.09)                   0.52        (0.59)             -                 (0.59)
1997            $ 9.83     0.54(e)           0.04                     0.58        (0.56)             -                 (0.56)
1998            $ 9.85     0.53(e)           0.30                     0.83        (0.54)             -                 (0.54)
Wachovia Intermediate Fixed Income Fund
1994            $10.20     0.44              (0.79)                   (0.35)      (0.43)             -                 (0.54)
1995            $ 9.31     0.55              0.76                     1.31        (0.54)             -                 (0.55)
1996            $10.07     0.55              (0.11)                   0.44        (0.55)             -                 (0.55)
1997            $ 9.96     0.54              0.06                     0.60        (0.53)             -                 (0.53)
1998**          $10.03     0.47              0.40                     0.87        (0.52)             -                 (0.52)
Wachovia Short-Term Fixed Income Fund
1994            $ 9.91     0.45              (0.33)                   0.12        (0.45)             -                 (0.45)
1995            $ 9.58     0.59              0.24                     0.83        (0.52)             -                 (0.52)
1996            $ 9.89     0.56(e)           (0.06)                   0.50        (0.60)             -                 (0.60)
1997            $ 9.79     0.50(e)           (0.01)                   0.49        (0.51)             -                 (0.51)
1998            $ 9.77     0.52(e)           0.14                     0.66        (0.51)             -                 (0.51)
Wachovia Georgia Municipal Bond Fund
1995(b)         $10.00     0.41              0.96                     1.37        (0.41)             -                 (0.41)
1996            $10.96     0.47              0.05                     0.52        (0.47)         (0.01)                (0.48)
1997            $11.00     0.44              0.13                     0.57        (0.44)         (0.02)                (0.46)
1998            $11.11     0.42              0.27                     0.69        (0.42)             +                 (0.42)
Wachovia North Carolina Municipal Bond Fund
1995(b)         $10.00     0.43              0.99                     1.42        (0.43)             -                 (0.43)
1996            $10.99     0.45              0.09                     0.54        (0.45)         (0.05)                (0.50)
1997            $11.03     0.43              0.14                     0.57        (0.43)         (0.02)                (0.45)
1998            $11.15     0.43              0.32                     0.75        (0.43)         (0.01)                (0.44)
Wachovia South Carolina Municipal Bond Fund
1994            $11.12     0.56              (1.04)                   (0.48)      (0.56)         (0.03)                (0.59)
1995            $10.05     0.56              1.10                     1.66        (0.56)         (0.10)                (0.66)
1996            $11.05     0.55              0.03                     0.58        (0.55)         (0.03)                (0.58)
1997            $11.05     0.53              0.11                     0.64        (0.52)         (0.05)                (0.57)
1998            $11.12     0.51              0.24                     0.75        (0.51)             +                 (0.51)
Wachovia Virginia Municipal Bond Fund
1994            $10.31     0.38              (0.90)                   (0.52)      (0.38)             -                 (0.39)
1995            $ 9.40     0.42              0.85                     1.27        (0.42)             -                 (0.42)
1996            $10.25     0.44              (0.10)                   0.34        (0.44)             -                 (0.44)
1997            $10.15     0.46              0.13                     0.59        (0.45)             -                 (0.45)
1998**          $10.29     0.48              0.14                     0.62        (0.48)             -                 (0.42)

*   Computed on an annualized basis.
** Effective March 29, 1998, the fund changed investment advisers from Central Fidelity National Bank to Wachovia Asset Management.
+   Less than $0.01 per share.

(a) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(b) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e) Per share information is based on average shares outstanding.

The Wachovia Funds and The Wachovia Municipal Funds

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                          Ratios to Average Net Assets
Period Ended         Net Asset   Total Return(c)  Expenses  Net           Expense Waiver/    Net Assets, end   Portfolio
November 30,         Value, end                             Investment    Reimbursement(d)   of period (000    Turnover Rate
                     of period                              Income                           omitted)
Wachovia Balanced Fund
1994                 $ 9.93      (0.39%)          0.75%     3.46%         0.17%              $194,430              74%
1995                 $11.92      26.32%           0.76%     3.58%         0.16%              $207,421             102%
1996                 $13.30      18.55%           0.76%     3.05%         0.24%              $ 18,619              99%
1997                 $13.26      15.17%           1.02%     2.77%         0.16%              $ 50,968             143%
1998                 $13.72      14.36%           1.01%     2.88%         0.09%              $119,093             124%
Wachovia Fixed Income Fund
1994                 $ 8.97      (4.30%)          0.71%     5.90%         0.13%              $148,751             148%
1995                 $ 9.90      17.20%           0.74%     6.07%         0.10%              $169,846             155%
1996                 $ 9.83      5.51%            0.74%     6.05%         0.18%              $  4,853             181%
1997                 $ 9.85      6.14%            0.98%     5.65%         0.11%              $ 10,039             174%
1998                 $10.14      8.65%            0.97%     5.30%         0.05%              $ 24,624             111%
Wachovia Intermediate Fixed Income Fund
1994                 $ 9.31      (3.51%)          1.09%     4.46%         0.40%              $ 48,730              55%
1995                 $10.07      14.44%           1.10%     5.60%         0.41%              $ 35,796              44%
1996                 $ 9.96      4.46%            1.09%     5.62%         0.31%              $ 43,277              84%
1997                 $10.03      6.32%            1.04%     5.50%         0.30%              $ 96,626              81%
1998**               $10.38      9.39%            1.06%     5.39%         0.14%              $  4,759              57%
Wachovia Short-Term Fixed Income Fund
1994                 $ 9.58      1.27%            0.60%     4.62%         0.18%              $148,326             151%
1995                 $ 9.89      8.82%            0.63%     5.83%         0.18%              $124,720             147%
1996                 $ 9.79      5.29%            0.63%     5.50%         0.27%              $  1,675             145%
1997                 $ 9.77      5.10%            0.87%     5.49%         0.19%              $  7,233             215%
1998                 $ 9.92      6.93%            0.88%     5.22%         0.10%              $ 10,437             135%
Wachovia Georgia Municipal Bond Fund
1995(b)              $10.96      13.93%           0.92%*    4.30%*        1.88%*             $ 10,220              14%
1996                 $11.00      4.97%            0.89%     4.40%         1.61%              $  7,531              14%
1997                 $11.11      5.41%            1.14%     4.03%         1.11%              $  6,531              25%
1998                 $11.38      6.35%            1.17%     3.72%         0.34%              $  6,900              14%
Wachovia North Carolina Municipal Bond Fund
1995(b)              $10.99      14.40%           0.85%*    4.40%*        1.19%*             $ 18,679              19%
1996                 $11.03      5.17%            0.84%     4.24%         0.77%              $ 13,752               7%
1997                 $11.15      5.36%            1.07%     3.91%         0.44%              $ 11,563              17%
1998                 $11.46      6.82%            1.10%     3.80%         0.16%              $  9,533               9%
Wachovia South Carolina Municipal Bond Fund
1994                 $10.05      (4.52%)          0.60%     5.22%         0.59%              $ 75,995              23%
1995                 $11.05      16.97%           0.58%     5.23%         0.55%              $ 93,725              15%
1996                 $11.05      5.54%            0.57%     5.10%         0.59%              $ 65,981              20%
1997                 $11.12      6.01%            0.81%     4.79%         0.48%              $ 64,696              12%
1998                 $11.36      6.88%            0.83%     4.52%         0.36%              $ 67,458               6%
Wachovia Virginia Municipal Bond Fund
1994                 $ 9.40      (5.17%)          1.04%     3.90%         0.52%              $ 39,978              87%
1995                 $10.25      13.79%           1.05%     4.33%         0.46%              $ 54,041              78%
1996                 $10.15      3.50%            1.04%     4.45%         0.40%              $ 70,378              37%
1997                 $10.30      5.97%            0.96%     4.50%         0.40%              $111,160              15%
1998**               $10.49      6.76%            0.95%     4.35%         0.33%              $  8,835              15%

*   Computed on an annualized basis.
** Effective March 29, 1998, the fund changed investment advisers from Central Fidelity National Bank to Wachovia Asset Management.

(a) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.
(b) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.
(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e) Per share information is based on average shares outstanding.


The Wachovia Funds and The Wachovia Municipal Funds

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

Period Ended    Net Asset  Net               Net Realized and         Total from  Distributions  Distributions         Total
November 30,    Value,     Investment        Unrealized Gain/(Loss)   Investment  from Net       from Net              Distributions
                beginning  Income/           on Investments, Futures  Operations  Investment     Realized Gain
                of period                    Contracts, and Foreign               Income         on Investment
                                             Currency Transactions                               Transactions,
                                                                                                 Futures Contracts
                                                                                                 and Foreign Currency
                                                                                                 Transactions
WACHOVIA EQUITY FUND
1996(A)         $12.43     0.02              2.37                     2.39        (0.03)              -                (0.03)
1997            $14.79     0.04              2.42                     2.46        (0.04)          (1.86)               (1.90)
1998            $15.35     0.03              2.20                     2.23        (0.03)          (1.68)               (1.71)
WACHOVIA QUANTITATIVE EQUITY FUND
1996(A)         $13.09     0.04              2.56                     2.60        (0.04)              -                (0.04)
1997            $15.65     0.08              4.10                     4.18        (0.09)          (0.79)               (0.88)
1998            $18.95     0.05              3.04                     3.09        (0.06)          (1.75)               (1.81)
WACHOVIA BALANCED FUND
1996(A)         $11.68     0.09              1.59                     1.68        (0.07)              -                (0.07)
1997            $13.29     0.26              1.38                     1.64        (0.26)          (1.44)               (1.70)
1998            $13.23     0.28              1.37                     1.65        (0.29)          (0.90)               (1.19)
WACHOVIA FIXED INCOME FUND
1996(A)         $ 9.45     0.15              0.40                     0.55        (0.17)              -                (0.17)
1997            $ 9.83     0.48              0.01                     0.49        (0.48)              -                (0.48)
1998            $ 9.84     0.47              0.30                     0.77        (0.47)              -                (0.47)

* Computed on an annualized basis.

(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


The Wachovia Funds and The Wachovia Municipal Funds

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

The following tabel has been audited by Ernst & Young LLP, the independent auditors. Their dated January 20, 1998 is included in the Annual Report for the Fund, which is incorporated by reference. This table should read in conjunction with the Fund's Financial Statements and notes thereto, which may be obtained free of charge from the Fund.

  Further information about the performance of the Funds is contained in the Fund's Annual Report dated November 30, 1998 which may be obtained free of charge.
                          Ratios to Average Net Assets
Period Ended         Net Asset   Total Return(b)  Expenses  Net           Expense Waiver/    Net Assets, end   Portfolio
November 30,         Value, end                             Investment    Reimbursement(c)   of period (000    Turnover Rate
                     of period                              Income                           omitted)
Wachovia Equity Fund
1996(a)              $14.79      19.25%           1.90%     0.02%         0.20%              $   976                 64%
1997                 $15.35      19.27%           1.90%     0.18%         0.06%              $ 3,448                124%
1998                 $15.87      16.52%           1.87%     0.17%            -               $ 5,725                150%
Wachovia Quantitative Equity Fund
1996(a)              $15.65      19.90%           1.87%*    0.46%*        0.11%*             $ 1,414                 44%
1997                 $18.95      28.33%           1.85%     0.31%         0.07%              $ 6,564                 74%
1998                 $20.23      18.15%           1.86%     0.20%            -               $19,532                 38%
Wachovia Balanced Fund
1996(a)              $13.29      14.47%           1.76%*    1.93%*        0.16%*             $ 1,821                 99%
1997                 $13.23      14.19%           1.78%     2.01%         0.16%              $ 5,916                143%
1998                 $13.69      13.56%           1.76%     2.13%         0.09%              $13,963                124%
Wachovia Fixed Income Fund
1996(a)              $ 9.83      5.83%            1.74%*    5.20%*        0.13%*             $   113                181%
1997                 $ 9.84      5.21%            1.75%     4.89%         0.11%              $   140                174%
1998                 $10.14      7.97%            1.72%     4.55%         0.05%              $   533                111%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

The following documents contain further details about the Funds and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Funds publish annual and semi-annual reports to shareholders which include information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


                              The Wachovia Funds &
                          The Wachovia Municipal Funds
                                 Class A Shares
                                 All Portfolios
                                 Class B Shares
                                  Equity Funds
                            Quantitative Equity Fund
                                 Balanced Fund
                               Fixed Income Fund

Addresses

WACHOVIA EQUITY FUND               101 Greystone Boulevard
WACHOVIA QUANTITATIVE EQUITY FUND  SC-9215
WACHOVIA GROWTH & INCOME FUND      Columbia, SC 29226
WACHOVIA EQUITY INDEX FUND
WACHOVIA SPECIAL VALUES FUND
WACHOVIA EMERGING MARKETS FUND
WACHOVIA BALANCED FUND
WACHOVIA FIXED INCOME FUND
WACHOVIA INTERMEDIATE FIXED INCOME FUND
WACHOVIA SHORT-TERM FIXED INCOME FUND
WACHOVIA GA MUNICIPAL BOND FUND
WACHOVIA NC MUNICIPAL BOND FUND
WACHOVIA SC MUNICIPAL BOND FUND
WACHOVIA VA MUNICIPAL BOND FUND



DISTRIBUTOR                 Federated Securities Corp.
                            Federated Investors Tower
                            1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779

INVESTMENT ADVISER          Wachovia Asset Management
                            100 North Main Street
                            Winston-Salem, NC 27101

TRANSFER AGENT, DIVIDEND
DISBURSING  AGENT, AND      Federated Shareholder Services Company
PORTFOLIO RECORDKEEPER      Federated Shareholder Services Company
                            Federated Investors Tower
                            1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA
FUNDS AND THE WACHOVIA      Kirkpatrick & Lockhart LLP
MUNICIPAL FUNDS             1800 Massachusetts Avenue, N.W.
                            Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT
TRUSTEES                    Piper & Marbury L.L.P.
                            1200 Nineteenth Street, N.W.
                            Washington, DC 20036-2430

INDEPENDENT AUDITORS        Ernst & Young LLP
                            One Oxford Centre
                            Pittsburgh, PA 15219
February 28, 1999
822-27 (2/99)
G01513-01 (2/99)





                              THE WACHOVIA FUNDS &
                          THE WACHOVIA MUNICIPAL FUNDS
                                 CLASS Y SHARES

                                   Prospectus
                               February 28, 1999


                               [Logo of Wachovia]


Prospectus

The Wachovia Funds

Wachovia Equity Fund               Wachovia Emerging Markets Fund
Wachovia Quantitative Equity Fund  Wachovia Balanced Fund
Wachovia Growth & Income Fund      Wachovia Fixed Income Fund
Wachovia Equity Index Fund         Wachovia Intermediate Fixed Income Fund
Wachovia Special Values Fund       Wachovia Short-Term Fixed Income Fund


The Wachovia Municipal Funds

Wachovia Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund



CLASS Y SHARES

As with all mutual funds, the Securities and Exchange Commission has not WV-4approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies, Performance and Risk
What are the Funds' Fees and Expenses?
What are the Funds' Main Investments and Investment Techniques?
What are the Risks of Investing in the Funds?
What do Shares Cost?
How are the Funds Sold?
How to Purchase Shares
How to Exchange Shares
How to Redeem Shares
Account and Share Information
Who Manages the Funds?
Financial Information

FEBRUARY 28, 1999

Fund Goals, Strategies,
Performance and Risk

EQUITY FUNDS

WACHOVIA EQUITY FUND

Goal

Seeks to produce growth of principal and income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

Total Return Bar Chart and Table


[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.


The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 22.04% (quarter ended December 31, 1998). Its lowest quarterly return was (11.31)% (quarter ended September 30, 1998).

Average Annual Total Return
The table shows the Fund's Class Y Shares average annual total returns compared to the S&P 500 Index (S&P 500), a broad-based market index.


Calendar Period                         Class Y           S&P 500

1 Year                                   27.17%            28.58%
Life of Fund/1/                          23.15%            34.09%


1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA QUANTITATIVE EQUITY FUND

Goal

Seeks to provide growth of principal and income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. Stocks are selected using a quantitative computer valuation model provided by the Fund's sub-adviser. The model combines multiple factors believed to have predictive power in determining future stock price performance.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 23.29% (quarter ended December 31, 1998). Its lowest quarterly return was (10.55)% (quarter ended September 30, 1998).

Average Annual Total Return
The table shows the Fund's Class Y Shares average annual total returns compared to the S&P 500 Index (S&P 500), a broad-based market index.

Calendar Period                           Class Y          S&P 500
1 Year                                         24.59%            28.58%
Life of Fund/1/                                32.35%            34.09%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA GROWTH & INCOME FUND

Goal

Seeks to provide total return through growth of capital and current income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to have potential for growth of capital and/or income.

Total Return Bar Chart and Table


The total return bar chart and table for the Fund's Class Y Shares are not provided since the Class Y Shares have not been in operation for a full calendar year. The total return for the Fund's Class Y Shares from inception through November 30, 1998, is provided under the section "Financial Information" herein.

WACHOVIA EQUITY INDEX FUND

Goal

Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500.

Strategy

The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the S&P 500. The Fund normally aims to invest in all the stocks in the Index and closely match the performance of the Index. The Fund is managed using a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the stocks in the S&P 500. Under normal circumstances, at least 95% of the value of the Fund's holdings will be invested in stocks in the Index and S&P 500 futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

Total Return Bar Chart and Table

[Bar Chart Apperas Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.


The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 21.28% (quarter ended December 31, 1998). Its lowest quarterly return was (10.03)% (quarter ended September 30, 1998).

Average Annual Total Return
The table shows the Fund's Class Y Shares average annual total returns compared to the S&P 500 Index (S&P 500), a broad-based market index.

Calendar Period                        Class Y        S&P 500
1 Year                                    28.15%         28.58%
Life of Fund/1/                           32.85%         34.09%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA SPECIAL VALUES FUND

Goal

Seeks to produce growth of principal.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1 billion or less. The Fund may invest up to 20% of total assets in foreign securities.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 14.13% (quarter ended September 30, 1997). Its lowest quarterly return was (17.97)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class Y Shares average annual total returns compared to the Russell 2000 Small Stock Index (Russell 2000), a broad-based market index.

Calendar Period                      Class Y           Russell 2000
1 Year                                   (1.26)%                  (2.55)%
Life of Fund/1/                           18.56%                   14.73%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA EMERGING MARKETS FUND

Goal

Seeks to produce long-term capital appreciation.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of securities of issuers located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in securities of issuers located emerging market countries. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other types of securities, including debt securities.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.


The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 18.76% (quarter ended December 31, 1998). Its lowest quarterly return was (26.53)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class Y Shares average annual total returns compared to the International Finance Corporation Investable Index (Total Return Series)
(IFCI), a broad-based market index of foreign securities used to measure the performance of certain emerging markets.

Calendar Period                            Class Y             IFCI
1 Year                                         (24.62)%          (22.01)%
Life of Fund/1/                                (12.50)%          (15.18)%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA BALANCED FUND

Goal

Seeks to provide long-term growth of principal and current income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting, debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.


The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 12.91% (quarter ended December 31, 1998). Its lowest quarterly return was (5.17)% (quarter ended September 30, 1998).

Average Annual Total Return

The table shows the Fund's Class Y Shares average annual total returns compared to the S&P 500 Index (S&P 500) and the Lehman Aggregate Bond Index (LABI), each a broad-based market index.

Calendar Period                   Class Y          S&P 500           LABI
1 Year                                 17.60%            28.08%         8.09%
Life of Fund/1/                        20.47%            34.09%         9.55%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

INCOME FUNDS

WACHOVIA FIXED INCOME FUND

Goal

Seeks a high level of total return.

Strategy

As a secondary investment objective, the Fund attempts to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains (both realized and unrealized). The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund invests in corporate bonds, asset- and mortgage-backed securities and U.S. government securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate. The Fund attempts to add value by focusing on four primary areas: duration, management, yield curve management, sector weighting and security selection. Normally, the Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.


The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.92% (quarter ended September 30, 1998). Its lowest quarterly return was (1.01)% (quarter ended March 31, 1997).

Average Annual Total Return

The table shows the Fund's Class Y Shares average annual total returns compared to the Lehman Aggregate Bond Index (LABI), a broad-based market index.

Calendar Period                               Class Y          LABI
1 Year                                              8.61%         8.09%
Life of Fund/1/                                     9.05%         9.55%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Goal

Seeks current income consistent with preservation of capital.

Strategy

The Fund pursues it investment objective by investing primarily in a portfolio of fixed income securities, that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate. The Fund attempts to add value by focusing on four primary areas: duration, management, yield curve management, sector weighting and security selection. Normally, the Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities with stated maturities or estimated average lives of 10 years or less.

Total Return Bar Chart and Table


The total return bar chart and table for the Fund's Class Y Shares are not provided since the Class Y Shares have not been in operation for a full calendar year. The total return for the Fund's Class Y Shares from inception through November 30, 1998, is provided under the section "Financial Information" herein.

WACHOVIA SHORT-TERM FIXED INCOME FUND

Goal

Seeks to produce a high level of current income.

Strategy

The Fund pursues its investment objective by investing primarily in a portfolio of short-term fixed income securities that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. Under normal market circumstances, the Fund will invest at least 65% of its holdings in such securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of between one to three years.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.29% (quarter ended September 30, 1998). Its lowest quarterly return was 0.57% (quarter ended March 31, 1997).

Average Annual Total Return

The table shows the Fund's Class Y Shares average annual total returns compared to the Merrill Lynch 1-3 Year U.S. Treasury Index (MLUST), a broad-based market index.

Calendar Period                            Class Y          MLUST
1 Year                                           7.12%          7.00%
Life of Fund/1/                                  6.58%          7.00%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Goal

Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

Strategy

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.


The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.17% (quarter ended June 30, 1997). Its lowest quarterly return was (0.66)% (quarter ended March 31, 1997).

Average Annual Total Return

The table shows the Fund's Class Y Shares average annual total returns compared to the Lehman State General Obligation Bond Index (LSGOBI), a broad-based market index comprised of all state general obligation debt issues.

Calendar Period                            Class Y         LSGOBI
1 Year                                       5.35%          6.48%
Life of Fund/1/                              6.88%          7.71%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Goal

Seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina.

Strategy

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.


The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.39% (quarter ended September 30, 1998). Its lowest quarterly return was (0.51)% (quarter ended March 31, 1997).

Average Annual Total Return

The table shows the Fund's Class Y Shares average annual total returns compared to the Lehman State General Obligation Bond Index (LSGOBI), a broad-based market index comprised of all state general obligation debt issues.

Calendar Period                           Class Y         LSGOBI
1 Year                                      5.67%          6.48%
Life of Fund/1/                             7.21%          7.71%

1 The start of performance date for Class Y Shares was July 23, 1996.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Goal

Seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

Strategy

The Fund normally invests its assets so that at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in debt obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table

[Bar Chart Appears Here-see appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a yearly basis.


The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.34% (quarter ended June 30, 1997). Its lowest quarterly return was (0.31)% (quarter ended March 31, 1997).

Average Annual Total Return

The table shows the Fund's Class Y Shares average annual total returns compared to the Lehman State General Obligation Bond Index (LSGOBI), a broad-based market index comprised of all state general obligation debt issues.

Calendar Period                            Class Y         LSGOBI
1 Year                                       5.70%          6.48%
Life of Fund/1/                              7.56%          7.51%

1 The start of performance date for Class Y Shares was January 11, 1991.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Goal

Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

Strategy

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxed imposed by the Commonwealth of Virginia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of Virginia, its political subdivisions, or agencies.

Total Return Bar Chart and Table


The total return bar chart and table for the Fund's Class Y Shares are not provided since the Class Y Shares have not been in operation for a full calendar year. The total return for the Fund's Class Y Shares from inception through November 30, 1998, is provided under the section "Financial Information" herein.


PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency. A description of these risks can be found in "What are the Risks of Investing in the Funds?" herein.

                                                       Risks of
                                           Equity      Investing   Debt        Emerging   Municipal
                                  Market   Securities  for Growth  Securities  Markets    Securities  Diversification
Fund                              Risks    Risks       & Value     Risks       Risks      Risks       Risks


Equity Fund                       x        x           x
Quantitative Equity Fund          x        x           x
Growth & Income Fund              x        x           x
Equity Index Fund                 x        x           x
Special Values Fund               x        x           x
Emerging Markets Fund             x        x           x                      x
Balanced Fund                     x        x           x            x
Fixed Income Fund                 x                                 x
Intermediate Fixed Income Fund    x                                 x
Short-Term Fixed Income Fund      x                                 x
Georgia Municipal Bond Fund       x                                 x                      x           x
North Carolina Municipal Bond     x                                 x                      x           x
 Fund
South Carolina Municipal Bond     x                                 x                      x           x
 Fund
Virginia Municipal Bond Fund      x                                 x                      x           x

What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay when you buy, hold and redeem shares of the Funds' Class Y Shares.


                                                                                            Equity    Special    Emerging
Shareholder Fees                                   Equity    Quantitative    Growth &       Index     Values     Markets   Balanced
Fees Paid Directly From Your Investment            Fund      Equity Fund     Income Fund    Fund      Fund       Fund      Fund
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)      None      None            None           None      None       None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)             None      None            None           None      None       None       None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)                None      None            None           None      None       None        None

Redemption Fee (as a percentage of
amount redeemed, if applicable)                    None      None            None           None      None       None        None

Exchange Fee                                       None      None            None           None      None       None        None

Annual Fund Operating Expenses/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                     0.70%     0.70%           0.70%          0.30%     0.80%      1.00%       0.70%

Distribution (12b-1) Fee                           None      None            None           None      None       None        None

Shareholder Services Fee                           None      None            None           None      None       None        None

Other Expenses                                     0.27%     0.24%           0.41%          0.15%     0.20%      0.44%       0.22%

Total Annual Class Y Shares Operating Expenses
(Before Waiver)/1/                                 0.97%     0.94%           1.11%          0.45%     1.00%      1.44%       0.92%

Waiver of Fund Expenses                            0.07%     0.07%           0.25%          0.00%     0.00%      0.00%       0.16%

Total Actual Annual Fund Operating Expenses
(After Waiver)                                     0.90%     0.87%           0.86%          0.45%     1.00%      1.44%       0.76%

1 Pursuant to an agreement between the Adviser and the Trusts, the Adviser agrees during the period from December 15, 1998 through January 31, 2000 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.



                                                                                                  North      South
                                                 Fixed   Intermediate   Short-Term     Georgia    Carolina   Carolina    Virginia
Shareholder Fees                                 Income  Fixed Income   Fixed Income   Municipal  Municipal  Municipal   Municipal
Fees Paid Directly From Your Investment          Fund    Fund           Fund           Bond Fund  Bond Fund  Bond Fund   Bond Fund
Maximum Sales Charge (Load) Imposed on
Purchases (as a  percentage of offering price)   None     None          None           None       None       None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)           None     None          None           None       None       None        None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)              None     None          None           None       None       None        None

Redemption Fee (as a percentage of
amount redeemed, if applicable)                  None     None          None           None       None       None        None

Exchange Fee                                     None     None          None           None       None       None        None


Annual Fund Operating Expenses/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                   0.60%     0.60%        0.55%          0.75%      0.75%      0.75%       0.74%

Distribution (12b-1) Fee                         None      None         None           None       None       None        None

Shareholder Services Fee                         None      None         None           None       None       None        None

Other Expenses                                   0.23%     0.26%        0.27%          0.52%      0.54%      0.31%       0.23%

Total Annual Class Y Shares Operating Expenses
(Before Waiver)/1/                               0.83%     0.86%        0.82%          1.27%      1.29%      1.06%       0.97%

Waiver of Fund Expenses                          0.11%     0.12%        0.19%          0.36%      0.44%      0.48%       0.29%

Total Actual Annual Fund Operating Expenses
(After Waiver)                                   0.72%     0.74%        0.63%          0.91%      0.85%      0.58%       0.68%

1 Pursuant to an agreement between the Adviser and the Trusts, the Adviser agrees during the period from December 15, 1998 through January 31, 2000 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class Y Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year     3 Years    5 Years    10 Years
Equity Fund                           $ 92       $287       $498       $1,108
Quantitative Equity Fund              $ 89       $278       $482       $1,073
Growth & Income Fund                  $ 88       $274       $477       $1,061
Equity Index Fund                     $ 46       $144       $252       $  567
Special Values Fund                   $102       $318       $552       $1,225
Emerging Markets Fund                 $147       $456       $787       $1,724
Balanced Fund                         $ 78       $243       $422       $  942
Fixed Income Fund                     $ 74       $230       $401       $  894
Intermediate Fixed Income Fund        $ 76       $237       $411       $  918
Short-Term Fixed Income Fund          $ 64       $202       $351       $  786
Georgia Municipal Bond Fund           $ 93       $290       $504       $1,120
North Carolina Municipal Bond Fund    $ 87       $271       $471       $1,049
South Carolina Municipal Bond Fund    $ 59       $186       $324       $  726
Virginia Municipal Bond Fund          $ 69       $218       $379       $  847

What are the Funds' Main Investments and Investment Techniques?

EQUITY SECURITIES

The Equity Funds invest primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

Common Stocks

Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give a Fund the option to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the similar to warrants, but are typically issued to existing stockholders.

FIXED INCOME SECURITIES

The Income Funds invest primarily in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

MUNICIPAL SECURITIES

The Municipal Funds invest primarily in municipal securities. Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. The Municipal Funds may invest in such taxable municipal securities.

TAX EXEMPT SECURITIES

The Municipal Funds invest primarily in tax exempt securities. Tax exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment. Interest from the Municipal Funds' investments may be subject to the federal alternative minimum tax for individuals and corporations.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Funds (except Equity Index Fund) actively trade their portfolio securities in an attempt to achieve each Fund's investment objective. This means each Fund will have a higher portfolio turnover rate, and is likely to generate shorter-term gains or losses for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may impact the Fund's performance.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns than do value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and may lag behind growth stocks in an up market.

CREDIT QUALITY AND INVESTMENT RATINGS

When a Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Service at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

  Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds may temporarily depart from their principal investment strategies by investing assets in cash, cash items, and shorter-term, higher quality debt securities. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to forego greater investment returns for the safety of principal.

S&P 500 INDEX

The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Index represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by or affiliated with S&P.

What are the Risks of Investing in the Funds?

MARKET RISK
The market value of securities fluctuate daily.

EQUITY SECURITIES RISKS

Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Equity Funds invest primarily in stocks they are more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

  Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Special Values Fund will be more volatile than broad stock market indices such as the S&P 500 or than funds that invest in large-capitalization companies such as Quantitative Equity Fund or Equity Fund.

DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and any of the Income Fund's or Municipal Fund's net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

  In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

  The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities declines, the net asset value could go down.

  Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Income Funds and Municipal Funds.

MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by each of the Municipal Funds. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Funds invest primarily in Georgia, North Carolina, South Carolina and Virginia, respectively, they may be adversely affected by the factors or events particular to that state.

ISSUER DIVERSIFICATION

The Municipal Funds are not diversified. Compared to diversified mutual funds, they may invest a higher percentage of each Funds assets among fewer issuers of portfolio securities. This increases each Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.

PREPAYMENT RISK

The Income Funds are subject to prepayment risk. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK
Interest on a municipal security may be subject to regular federal income tax. Since, any investment can be adversely affected by changes in tax laws, all of the Funds are subject to this risk. For example, the value of stocks can by affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance. The Equity and Income Funds are subject to this risk.

FOREIGN SECURITIES RISKS

The Equity Funds may invest in foreign securities. Foreign securities pose additional risks over domestic securities because foreign economic, governmental, and political systems may be less favorable than those of the United States. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, and accounting standards. In addition, a Fund may incur higher costs and expenses when making foreign investments, which could impact the Fund's performance. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

EMERGING MARKET SECURITIES RISKS

Investing in the Emerging Markets Fund entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the Emerging Markets Fund should be considered speculative. Investors are strongly advised to carefully consider the special risks involved in emerging markets, which are in addition to the usual risks of investing in domestic markets and in developed markets around the world. By itself, an investment in the Emerging Markets Fund does not constitute a balanced investment plan. Investors should be willing to assume a higher degree of risk and accept a higher level of volatility than is generally associated with investment in more developed markets.

  Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces an Income Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of an Equity Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Funds may lend securities. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

  While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Funds' service providers are making changes to their computer systems to attempt to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

The Adviser believes that its standard

  process for selecting securities generally reduces the Funds' exposure to Year 2000 related problems. In addition, to assess the potential effect of the Year 2000 problem, the Adviser is reviewing available information regarding the Year 2000 readiness of issuers of securities the Funds may purchase.

  Year 2000 problems would also increase the risks of the Funds' investments. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

What do Shares Cost?

You can purchase, redeem, or exchange Class Y Shares (Shares) any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business.

When a Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The value of Fund Shares is generally determined based upon the market value of portfolio securities. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. Securities held by the Emerging Markets Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate its NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's shares.

  The following table summarizes the minimum required investment amount required for an investment in a Fund.

                                                 Minimum Initial/
                                                 Subsequent
                                                 Investment Required
The Wachovia Funds                               $ 250/$50
The Wachovia Municipal Funds                     $500/$100

Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

How are the Funds Sold?

The Funds offer two share classes: Class A Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund and Fixed Income Fund also offer a third class of shares, Class B Shares.

  This prospectus relates only to Class Y Shares of the Funds. Each share class has different sales charges and other expenses, which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.

  The Fund's distributor, Federated Securities Corp., (Distributor) markets the Shares described in this prospectus to certain accounts held by Wachovia Bank and its affiliates in a fiduciary, advisory, agency, custodial, or similar capacity. In connection with the sale of Shares the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an through the Trust Division of Wachovia Bank in accordance with the procedures set forth in your account agreement. Payment may be made by check, by wire of federal funds, or by debiting a customer's account with Wachovia Bank.

  Purchase orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

 Each Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

  Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received by a Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE
You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV. To do this, you must:
 . meet any minimum initial investment requirements; and . receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

  The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

  Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

By Telephone

You may exchange Shares by telephone by calling 1-800-994-4414. Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

  If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:

 The Wachovia Funds
 1099 Hingham Street
 Rockland, MA 02370-3317

How to Redeem Shares

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank or directly from the Fund.

All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

  Shareholders who are trust customers of Wachovia Bank may contact their trust officer by telephone or mail for assistance with redemptions. You may redeem Shares by calling the Wachovia Funds Service Center for assistance at 1-800-994-4414.

  Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:
 . your redemption is to be sent to an address other than the address of record; . your redemption is to be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
 .  to allow your purchase payment to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

                                                   Dividends Declared
                                                   and Paid
Fund
Equity Fund
Quantitative Equity Fund
Growth & Income Fund                                quarterly
Equity Index Fund
Balanced Fund

Fixed Income Fund
Intermediate Fixed Income Fund                      monthly
Short-Term Fixed Income Fund

Emerging Markets Fund                               annually
Special Values Fund

The Wachovia Municipal Funds                        Declared daily/Paid monthly

Dividends are declared and paid to shareholders invested in a Fund on the record date.

  In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

THE WACHOVIA FUNDS TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes, although the each Fund's dividends will be exempt from their respective state's personal income tax (i.e. Georgia, North Carolina, South Carolina or Virginia) to the extent they are derived from interest on obligations exempt from that state's personal income taxes.

Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser for the Funds, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with over $33 billion in managed assets as of December 31, 1998.


Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania, which is paid by the investment adviser and not by the Fund.

  The investment adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a
Fund for certain expenses.
                                         Annual Investment
                                         Advisory Fee paid to
                                         Investment Adviser
                                         as a percentage of
                                         average daily net assets
Fund

Equity Fund                                   0.70%
Quantitative Equity Fund                      0.70%
Growth & Income Fund                          0.70%
Equity Index Fund                             0.30%
Special Values Fund                           0.80%
Emerging Markets Fund                         1.00%
Balanced Fund                                 0.70%
Fixed Income Fund                             0.60%
Intermediate Fixed Income Fund                0.60%
Short-Term Fixed Income Fund                  0.55%
Georgia Municipal Bond Fund                   0.75%
North Carolina Municipal Bond Fund            0.75%
South Carolina Municipal Bond Fund            0.75%
Virginia Municipal Bond Fund                  0.74%

Pursuant to an agreement between the Adviser and the Trusts, the Adviser agrees during the period from December 15, 1998 through January 31, 2000 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Operating Expenses. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

PORTFOLIO MANAGERS

Portfolio Manager        Funds Managed                    Biography
Jerry D. Burton          Quantitative Equity Fund          Mr. Burton is a Chartered Financial Analyst and a Vice President and
                                                           Portfolio Manager for Personal Financial Services for the investment adviser. In 1971, Mr. Burton joined South Carolina National Bank, which was acquired by Wachovia Bank in 1991. Mr. Burton received a bachelors degree from Clemson University and an MBA from the College of William and
                                                           Mary.
-----------------------------------------------------------------------------------------------------------------------------------
Daniel S. Earthman       Balanced Fund                     Mr. Earthman is a Chartered Financial Analyst, Portfolio Manager and a
                         Growth & Income Fund              Senior Vice President of the investment adviser. Prior to joining
                         Equity Fund                       Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment
                                                           Manager with Richland Asset Management in Nashville, and an Assistant
                                                           Vice President and Portfolio Manager with North Carolina National Bank in
                                                           Charlotte. Mr. Earthman received a bachelors degree in business from
                                                           Southern Methodist University and a MBA from the University of North
                            Carolina at Chapel Hill.
-----------------------------------------------------------------------------------------------------------------------------------
Samuel M. Gibbs, II      Short-Term Income Fund            Mr. Gibbs is a Senior Vice President and Manager of Fixed Income
                         Fixed Income Fund                 Investments for the investment adviser. Mr. Gibbs joined Wachovia Bank in
                         Intermediate Fixed Income Fund    1969 as a portfolio manager. He became a bond trader and fixed income portfolio manager in 1975 and assumed his current position in 1977. Mr.
                                                           Gibbs is a graduate of Davidson College and has an MBA from the
                                                           University of South Carolina.
-----------------------------------------------------------------------------------------------------------------------------------
Roger L. Glenski         Special Values Fund               Mr. Glenski is a Certified Public Accountant, Portfolio Manager and
                                                           Assistant Vice President of the investment adviser. Mr. Glenski joined
                                                           Wachovia Bank in 1996, specializing in the valuation of closely-held businesses and small companies. Previously, Mr. Glenski was a staff accountant by the accounting firms of KPMG and Deloitte & Touche LLP in
                                                           Chicago. Mr.Glenski received a bachelors degree from the University of
                                                           Missouri-Kansas City and a MBA from the University of Chicago.
-----------------------------------------------------------------------------------------------------------------------------------
John F. Hageman          Equity Fund                       John F. Hageman is a Chartered Financial Analyst and a Senior Vice
                         Balanced Fund                     President and Institutional Portfolio Manager for the investment adviser.
                         Growth & Income Fund              Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at
                                                           Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.
-----------------------------------------------------------------------------------------------------------------------------------
Paige C. Henderson       Emerging Markets Fund             Ms. Henderson is a Chartered Financial Analyst and a Vice President of
                                                           the investment adviser. Ms. Henderson joined Wachovia Bank in 1991 as an
                                                           Equity Analyst. She has managed the Emerging Markets Fund since 1996. Ms.
                                                           Henderson received a bachelors of science in Business Administration and an MBA from the University of North Carolina at Chapel Hill. Ms.Henderson
                                                           is a Certified Public Accountant.
-----------------------------------------------------------------------------------------------------------------------------------
Michael W. Holt          Fixed Income Fund                 Mr. Holt is a Chartered Financial Analyst and Fixed Income Portfolio
                         Intermediate Fixed Income Fund    Manager of the investment adviser. Mr. Holt joined Wachovia Bank in 1991.
                                                           He is a graduate of
                                                           the University of
                                                           Tennessee where he
                                                           majored in economics
                                                           and received a MBA in
                                                           Finance.
-----------------------------------------------------------------------------------------------------------------------------------
Russell L. Kimbro, Jr.   Equity Fund Balanced Fund         Mr. Kimbro is a Chartered Financial Analyst and Senior Vice President and
                         Growth & Income Fund              Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance an the University of North Carolina at
                                                           Greensboro. He received his bachelors degree in economics from Virginia
                                                           Polytechnical Institute and State University and a MBA from the
                                                           University of North Carolina at Greensboro.
-----------------------------------------------------------------------------------------------------------------------------------
F. Stanley King          Equity Fund Balanced Fund         Mr. King is a Chartered Financial Analyst and a Senior Vice President of
                         Growth & Income Fund              the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia
                                                           Bank in 1985 as a securities analyst and assumed his current position in
                                                           1991. He has both his
                                                           bachelors and masters
                                                           of science degrees
                                                           from North Carolina
                                                           State University.
-----------------------------------------------------------------------------------------------------------------------------------
George E. McCall         Quantitative Equity Fund          Mr. McCall is a Certified Financial Planner, Portfolio Manager and Vice
                                                           President of the investment adviser. In 1981, Mr. McCall joined South
                                                           Carolina National Bank, which was acquired by Wachovia Bank in 1991. Mr.
                                                           McCall is a graduate
                                                           of Presbyterian
                                                           College and received
                                                           an MBA from the
                                                           University of South
                                                           Carolina.
-----------------------------------------------------------------------------------------------------------------------------------
Matthew J. McGuinness    Equity Fund Balanced Fund         Mr. McGuinness is a Chartered Financial Analyst and Vice President and
                         Growth & Income Fund              Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in the
                                                           Estates/Closely-Held Unit. He received an MBA from the University of
                                                           North Carolina at Chapel Hill.
-----------------------------------------------------------------------------------------------------------------------------------
Michael O. Mercer        Equity Fund Balanced Fund         Mr. Mercer is a Senior Vice President of Wachovia and manages the
                         Growth & Income Fund              Wachovia Equity Investment Fund and other large institutional accounts.
                                                           Mr. Mercer joined Wachovia Bank in 1983 and is a Chartered Financial
                                                           Analyst. Mr. Mercer is a graduate of Catawba College and received an MBA from Florida State University.
-----------------------------------------------------------------------------------------------------------------------------------
Wayne F. Morgan          Fixed Income Fund Intermediate    Mr. Morgan is a Chartered Financial Analyst and Senior Vice President of
                         Fixed Income Fund                 the investment adviser. Prior to joining Wachovia Bank in June, 1997 as a senior fixed income portfolio manager, Mr. Morgan served as the Director of Investments at the University of North Carolina at Chapel Hill, where he oversaw the management of the University's endowment fund. Mr.Morgan received both a
                                                           bachelors degree and
                                                           his MBA from the
                                                           University of North
                                                           Carolina at Chapel
                                                           Hill.
-----------------------------------------------------------------------------------------------------------------------------------
J. Joseph Muster         The Wachovia Municipal Funds      Mr. Muster is a Vice President and Portfolio Manager of Money Market and
                                                           Municipal Investments in the Fixed Income Section of the investment adviser. Mr. Muster joined Wachovia Bank in 1992 and worked as a credit analyst until January 1998 when he was promoted to portfolio manager. Mr.
                                                           Muster is a graduate of the University of Georgia and received his MBA from Duke University.
-----------------------------------------------------------------------------------------------------------------------------------
Harold (Rick) Nelson III Fixed Income Fund Intermediate    Mr. Nelson III is a Senior Vice President and fixed income portfolio
                         Fixed Income Fund                 manager of the investment adviser. Mr. Nelson joined Wachovia Bank in
                                                           1985 as a fixed income portfolio manager. He received his bachelors of science degree in management from St. Francis College and his MBA in
                                                           Finance from Mercer University.
-----------------------------------------------------------------------------------------------------------------------------------
B. Scott Sadler          Emerging Markets Fund             Mr. Sadler is a Chartered Financial Analyst, Portfolio Manager and Vice
                                                           President of the investment adviser. Mr. Sadler joined Wachovia Bank in
                                                           1987. Mr. Sadler is a graduate of the University of Virginia's McIntire
                                                           School of Commerce with a bachelors degree in commerce.
-----------------------------------------------------------------------------------------------------------------------------------
Michael G. Sebesta       Fixed Income Fund                 Mr. Sebesta is a Vice President and Fixed Income Portfolio Manager for
                         Intermediate Fixed Income Fund    the investment adviser. Mr. Sebesta joined Wachovia Bank in 1989. Mr.
                                                           Sebesta has a
bachelors degree in economics from Wake Forest University.
-----------------------------------------------------------------------------------------------------------------------------------
Michael J. Tierney       Emerging Markets Fund             Mr. Tierney is an Executive Vice President of Wachovia Bank and Chief
                         Special Values Fund               Investment Officer and Portfolio Manager with the investment adviser. Mr.
                                                           Tierney joined
                                                           Wachovia Bank in
                                                           1981. Mr.Tierney is a
                                                           graduate of the
                                                           University of
                                                           Connecticut, and has
                                                           more than 25 years of
                                                           experience managing
                                                           equity and fixed
                                                           income investments.
-----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Waterfill      Balanced Fund                     Mr. Waterfill is a Senior Vice President and Portfolio Manager of the
                         Equity Fund                       investment adviser. Mr.Waterfill joined Wachovia Bank in 1976. Mr.
                         Quantitative Equity Fund          Waterfill received his bachelors of science degree from the U.S. Naval
                         Growth & Income Fund              Academy and his MBA from Vanderbilt University.
-----------------------------------------------------------------------------------------------------------------------------------

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

The Wachovia Funds and The Wachovia Municipal Funds

Financial Highlights--Class Y Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Funds' independent auditors. Their report dated January 22, 1999 is included in the Annual Report for the Funds, which is incorporated by reference. This table should be read in conjunction with the Funds' Financial Statements and notes thereto, which may be obtained free of chargefrom the Funds. Further information about the performance of the Funds is contained in the Funds' Annual Report dated November 30, 1998 which may be obtained free of charge.



                                                        Net Realized and
                                                        Unrealized Gain/
                           Net Asset                 (Loss) on Investments,                Distributions
                             Value         Net       Futures Contracts, and   Total from      from Net
Period Ended               beginning   Investment       Foreign Currency       Invesment     Investment
November 30,               of period     Income           Transactions        Operations       Income

-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
1996(a)                       $12.43        0.03                       2.40         2.43           (0.05)
1997                          $14.81        0.17                       2.43         2.60           (0.16)
1998                          $15.39        0.17                       2.21         2.38           (0.17)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Quantitative Equity Fund
1996(a)                       $13.09        0.04                       2.60         2.64           (0.06)
1997                          $15.67        0.23                       4.12         4.35           (0.23)
1998                          $19.00        0.23                       3.06         3.29           (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Growth & Income Fund
1998(e)                       $22.31        0.09                       1.24         1.33           (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Equity Index Fund
1996(a)                       $13.37  0.09(d)                          2.60         2.69           (0.08)
1997                          $15.98        0.29                       3.86         4.15           (0.31)
1998                          $18.91        0.30                       3.92         4.22           (0.29)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Special Values Fund
1996(a)                       $13.62        0.03                       2.02         2.05              --
1997                          $15.67        0.16                       4.53         4.69           (0.08)
1998                          $18.67        0.21                       0.84)        0.63)          (0.15)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Emerging Markets Fund
1996(a)                       $11.92  0.01(d)                          0.26)        0.25)             --
1997                          $11.67        0.07                       0.50)        0.43)          (0.11)
1998                          $11.13        0.13                       2.69)        2.56)          (0.13)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Balanced Fund
1996(a)                       $11.68        0.08                       1.63         1.71           (0.09)
1997                          $13.30        0.38                       1.39         1.77           (0.37)
1998                          $13.26        0.42                       1.37         1.79           (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Fixed Income Fund
1996(a)                       $ 9.45        0.17                       0.40         0.57           (0.19)
1997                          $ 9.83        0.57                       0.03         0.60           (0.58)
1998                          $ 9.85        0.56                       0.29         0.85           (0.56)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Intermediate Fixed Income Fund
1998(e)                       $10.12        0.42                       0.25         0.67           (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Short-Term Fixed Income Fund
1996(a)                       $ 9.67  0.11(d)                          0.18         0.29           (0.17)
1997                          $ 9.79        0.56                       0.05)        0.51           (0.53)
1998                          $ 9.77        0.54                       0.14         0.68           (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Georgia Municipal Bond Fund
1996(a)                       $10.71        0.17                       0.29         0.46           (0.17)
1997                          $11.00        0.47                       0.13         0.60           (0.47)
1998                          $11.11        0.45                       0.27         0.72           (0.45)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia North Carolina Municipal Bond Fund
1996(a)                       $10.71        0.16                       0.32         0.48           (0.16)
1997                          $11.03        0.46                       0.13         0.59           (0.45)
1998                          $11.15        0.46                       0.32         0.78           (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia South Carolina Municipal Bond Fund
1996(a)                       $10.73        0.20                       0.32         0.52           (0.20)
1997                          $11.05        0.55                       0.12         0.67           (0.55)
1998                          $11.12        0.54                       0.24         0.78           (0.54)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Virginia Municipal Bond Fund
1998(e)                       $10.34        0.32                       0.15         0.47           (0.32)
-----------------------------------------------------------------------------------------------------------------------------------

                                               Distributions from
                                              Net Realized Gain on
                                            Investment Transactions,
                                                Futures Contracts
Period Ended                            and Foreign Currency Transactions       Total
November 30,                                                                Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
1996(a)                                             --                          (0.05)
1997                                            (1.86)                          (2.02)
1998                                            (1.68)                          (1.85)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Quantitative Equity Fund
1996(a)                                             --                          (0.06)
1997                                            (0.79)                          (1.02)
1998                                            (1.75)                          (1.98)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Growth & Income Fund
1998(e)                                             --                          (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Equity Index Fund
1996(a)                                             --                          (0.08)
1997                                            (0.91)                          (1.22)
1998                                            (0.40)                          (0.69)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Special Values Fund
1996(a)                                             --                             --
1997                                            (1.61)                          (1.69)
1998                                            (1.71)                          (1.86)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Emerging Markets Fund
1996(a)                                             --                             --
1997                                                --                          (0.11)
1998                                                --                          (0.13)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Balanced Fund
1996(a)                                             --                          (0.09)
1997                                            (1.44)                          (1.81)
1998                                            (0.90)                          (1.31)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Fixed Income Fund
1996(a)                                             --                          (0.19)
1997                                                --                          (0.58)
1998                                                --                          (0.56)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Intermediate Fixed Income Fund
1998(e)                                             --                          (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Short-Term Fixed Income Fund
1996(a)                                             --                          (0.17)
1997                                                --                          (0.53)
1998                                                --                          (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Georgia Municipal Bond Fund
1996(a)                                             --                          (0.17)
1997                                            (0.02)                          (0.49)
1998                                                                            (0.45)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia North Carolina Municipal Bond
1996(a)                                             --                          (0.16)
1997                                            (0.02)                          (0.47)
1998                                            (0.01)                          (0.47)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia South Carolina Municipal Bond
1996(a)                                             --                          (0.20)
1997                                            (0.05)                          (0.60)
1998                                                                            (0.54)
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Virginia Municipal Bond Fund
1998(e)                                             --                          (0.32)
-----------------------------------------------------------------------------------------------------------------------------------

 *  Computed on an annualized basis.
 +  Less than $0.01 per share.
(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Per share information is based on average shares outstanding. (e) Reflects operations for the period from March 29, 1998 (date of initial public offering) to November 30, 1998.

The Wachovia Funds and The Wachovia Municipal Funds

Financial Highlights--Class Y Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD).



                                                                                  RATIOS TO AVERAGE NET ASSETS
                                                                            ----------------------------------------
                                                  NET ASSET                                  NET          EXPENSE
PERIOD ENDED                                      VALUE, END    TOTAL                    INVESTMENT       WAIVER/
NOVEMBER 30,                                      OF PERIOD   RETURN(B)     EXPENSES       INCOME     REIMBURSMENT(C)
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
1996(A)                                               $14.81   19.57%             0.90%*       0.91%*         0.19%*
1997                                                  $15.39   20.44%             0.90%        1.18%          0.07%
1998                                                  $15.92   17.69%             0.90%        1.13%            --
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA QUANTITATIVE EQUITY FUND
1996(A)                                               $15.67   20.19%             0.87%*       1.19%*         0.11%*
1997                                                  $19.00   29.60%             0.87%        1.35%          0.08%
1998                                                  $20.31   19.38%             0.87%        1.21%            --
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA GROWTH & INCOME FUND
1998(E)                                               $23.55    6.03%             0.86%*       0.90%*         0.08%*
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY INDEX FUND
1996(A)                                               $15.98   20.14%             0.48%*       1.92%*         0.06%*
1997                                                  $18.91   27.91%             0.47%        1.72%          0.02%
1998                                                  $22.44   23.05%             0.45%        1.46%            --
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SPECIAL VALUES FUND
1996(A)                                               $15.67   15.05%             1.15%*       1.76%*         0.24%*
1997                                                  $18.67   33.29%             1.11%        0.88%          0.02%
1998                                                  $16.18   (3.59%)            1.00%        1.26%            --
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA EMERGING MARKETS FUND
1996(A)                                               $11.67    0.00%             0.63%*       0.45%*         0.13%*
1997                                                  $11.13   (3.73%)            1.54%        0.54%            --
1998                                                  $ 8.44  (23.34%)            1.44%        1.04%            --
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA BALANCED FUND
1996(A)                                               $13.30   14.69%             0.76%*       2.85%*         0.16%*
1997                                                  $13.26   15.37%             0.77%        3.02%          0.16%
1998                                                  $13.74   14.77%             0.76%        3.15%          0.09%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA FIXED INCOME FUND
1996(A)                                               $ 9.83    6.12%             0.75%*       6.33%*         0.14%*
1997                                                  $ 9.85    6.38%             0.74%        5.91%          0.11%
1998                                                  $10.14    8.92%             0.72%        5.55%          0.05%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA INTERMEDIATE FIXED INCOME FUND
1998(E)                                               $10.38    7.11%             0.74%*       5.39%*         0.14%*
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SHORT-TERM FIXED INCOME FUND
1996(A)                                               $ 9.79    3.00%             0.64%*       5.77%*         0.19%*
1997                                                  $ 9.77    5.33%             0.63%        5.63%          0.20%
1998                                                  $ 9.92    7.19%             0.63%        5.47%          0.10%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA GEORGIA MUNICIPAL BOND FUND
1996(A)                                               $11.00    4.31%             0.89%*       4.84%*         1.57%*
1997                                                  $11.11    5.63%             0.92%        4.24%          1.06%
1998                                                  $11.38    6.62%             0.91%        3.96%          0.34%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
1996(A)                                               $11.03    4.55%             0.84%*       4.16%*         0.65%*
1997                                                  $11.15    5.57%             0.85%        4.16%          0.42%
1998                                                  $11.46    7.09%             0.85%        4.05%          0.16%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
1996(A)                                               $11.05    4.86%             0.57%*       5.56%*         0.54%*
1997                                                  $11.12    6.23%             0.58%        5.01%          0.48%
1998                                                  $11.36    7.15%             0.58%        4.77%          0.36%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA VIRGINIA MUNICIPAL BOND FUND
1998(E)                                               $10.49    4.16%             0.68%*       4.62%*         0.33%*
-----------------------------------------------------------------------------------------------------------------------------------




                                                   NET ASSETS,    PORTFOLIO
PERIOD ENDED                                      END OF PERIOD    TURNOVER
NOVEMBER 30,                                      (000 OMITTED)      RATE
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
1996(A)                                                $129,205          64%
1997                                                   $156,238         124%
1998                                                   $200,324         150%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA QUANTITATIVE EQUITY FUND
1996(A)                                                $152,571          44%
1997                                                   $183,019          74%
1998                                                   $207,343          38%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA GROWTH & INCOME FUND
1998(E)                                                $206,176          24%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA EQUITY INDEX FUND
1996(A)                                                $213,833          12%
1997                                                   $248,030           4%
1998                                                   $291,708          29%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SPECIAL VALUES FUND
1996(A)                                                $ 58,697          38%
1997                                                   $ 84,501          46%
1998                                                   $ 90,550          20%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA EMERGING MARKETS FUND
1996(A)                                                $123,036          30%
1997                                                   $139,700          60%
1998                                                   $130,898          51%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA BALANCED FUND
1996(A)                                                $235,791          99%
1997                                                   $250,083         143%
1998                                                   $290,833         124%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA FIXED INCOME FUND
1996(A)                                                $175,836         181%
1997                                                   $185,398         174%
1998                                                   $212,886         111%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA INTERMEDIATE FIXED INCOME FUND
1998(E)                                                $ 87,831          57%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SHORT-TERM FIXED INCOME FUND
1996(A)                                                $116,138         145%
1997                                                   $ 91,063         215%
1998                                                   $ 98,433         135%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA GEORGIA MUNICIPAL BOND FUND
1996(A)                                                $  6,803          14%
1997                                                   $ 12,308          25%
1998                                                   $ 17,030          14%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
1996(A)                                                $ 28,283           7%
1997                                                   $ 44,104          17%
1998                                                   $ 56,760           9%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
1996(A)                                                $ 36,511          20%
1997                                                   $ 43,881          12%
1998                                                   $ 54,770           6%
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA VIRGINIA MUNICIPAL BOND FUND
1998(E)                                                $ 99,154          15%
-----------------------------------------------------------------------------------------------------------------------------------


 *  Computed on an annualized basis.
 +  Less than $0.01 per share.
(a) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Per share information is based on average shares outstanding. (e) Reflects operations for the period from March 29, 1998 (date of initial public offering) to November 30, 1998.

The following documents contain further details about the Funds and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Funds publish annual and semi-annual reports to shareholders which include information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

                              the wachovia funds &
                          the wachovia municipal funds
                                 class y shares

Addresses

WACHOVIA EQUITY FUND                            101 Greystone Boulevard
WACHOVIA QUANTITATIVE EQUITY FUND               SC-9215
WACHOVIA GROWTH & INCOME FUND                   Columbia, SC 29226
WACHOVIA EQUITY INDEX FUND
WACHOVIA SPECIAL VALUES FUND
WACHOVIA EMERGING MARKETS FUND
WACHOVIA BALANCED FUND
WACHOVIA FIXED INCOME FUND
WACHOVIA INTERMEDIATE FIXED INCOME FUND
WACHOVIA SHORT-TERM FIXED INCOME FUND
WACHOVIA GA MUNICIPAL BOND FUND
WACHOVIA NC MUNICIPAL BOND FUND
WACHOVIA SC MUNICIPAL BOND FUND
WACHOVIA VA MUNICIPAL BOND FUND



DISTRIBUTOR                               Federated Securities Corp.
                                          Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

INVESTMENT ADVISER                        Wachovia Asset Management
                                          100 North Main Street
                                          Winston-Salem, NC 27101

TRANSFER AGENT, DIVIDEND DISBURSING       Federated Shareholder Services Company
AGENT, AND PORTFOLIO RECORDKEEPER         Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA FUNDS AND Kirkpatrick & Lockhart LLP THE WACHOVIA MUNICIPAL FUNDS 1800 Massachusetts Avenue, N.W.
                                          Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES       Piper & Marbury L.L.P.
                                          1200 Nineteenth Street, N.W.
                                          Washington, DC 20036-2430

INDEPENDENT AUDITORS                      Ernst & Young LLP
                                          One Oxford Centre
                                          Pittsburgh, PA 15219

February 28, 1999
822-28 (2/99)
G01689-01-IS (2/99)



                               THE WACHOVIA FUNDS
                 Class A Shares, Class B Shares, Class Y Shares

                              Wachovia Equity Fund
                        Wachovia Quantitative Equity Fund
                          Wachovia Growth & Income Fund
                           Wachovia Equity Index Fund
                          Wachovia Special Values Fund

                         Wachovia Emerging Markets Fund
                             Wachovia Balanced Fund
                           Wachovia Fixed Income Fund
                    Wachovia Intermediate Fixed Income Fund
                      Wachovia Short-Term Fixed Income Fund

                          THE WACHOVIA MUNICIPAL FUNDS

                        Class A Shares and Class Y Shares
                      Wachovia Georgia Municipal Bond Fund
                   Wachovia North Carolina Municipal Bond Fund
                   Wachovia South Carolina Municipal Bond Fund
                      Wachovia Virginia Municipal Bond Fund

                       Statement of Additional Information
                                February 28, 1999

      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of The Wachovia Funds and The Wachovia Municipal Funds, dated February 28, 1999.

      This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-994-4414.


      Contents

           How Are the Funds Organized?.........................1
           Securities in Which the Funds Invest.................1
           What do Shares Cost?.................................17
           How Are the Funds Sold?..............................18
           How to Buy Shares....................................18
           How to Exchange Shares...............................19
           How to Redeem Shares.................................19
           Account and Share Information........................20
           Tax Information......................................21
           Who Manages and Provides Services to the Funds.......23
           How do the Funds Measure Performance?................27
           Financial Information................................33
           Investment Ratings...................................34
           Addresses............................................38


      Federated Securities Corp., Distributor, subsidiary of Federated Investors
      3012917B (2/99)

HOW ARE THE FUNDS ORGANIZED?

The Wachovia Funds and The Wachovia Municipal Funds (each a Trust and together the Trusts) are open-end, management investment companies that established under the laws of the Commonwealth of Massachusetts on November 19, 1991 and August 15, 1990. The Trusts may offer separate series of shares representing interests in separate portfolios of securities. The Trusts changed their name from The Biltmore Funds and The Biltmore Municipal Funds, respectively on July 31, 1997. Each Board of Trustees (together, the Board) has established three classes of shares of the Funds, known as Class A Shares, Class B Shares and Class Y Shares (Shares). This SAI relates to all three classes of Shares.



-----------------------------------------------------------     -------------------------------------------------------------
The Wachovia Funds currently offer the            Shares        The Wachovia Municipal Funds currently offer     Shares
following professionally managed, diversified                   the following professionally managed,
portfolios:                                                     non-diversified portfolios:
-----------------------------------------------------------     -------------------------------------------------------------
Wachovia Equity Fund                               A,B,Y        Wachovia Georgia Municipal Bond Fund                 A,Y
(Equity Fund)                                                   (Georgia Municipal Bond Fund)
-----------------------------------------------------------     -------------------------------------------------------------
-----------------------------------------------------------     -------------------------------------------------------------
Wachovia Quantitative Equity Fund                  A,B,Y        Wachovia North Carolina Municipal Bond Fund          A,Y
(Quantitative Equity Fund)                                      (North Carolina Municipal Bond Fund)
-----------------------------------------------------------     -------------------------------------------------------------
-----------------------------------------------------------     -------------------------------------------------------------
Wachovia Growth & Income Fund                       A,Y         Wachovia South Carolina Municipal Bond Fund          A,Y
(Growth & Income Fund)                                          (South Carolina Municipal Bond Fund)
-----------------------------------------------------------     -------------------------------------------------------------
-----------------------------------------------------------     -------------------------------------------------------------
Wachovia Equity Index Fund                          A,Y         Wachovia Virginia Municipal Bond Fund                A,Y
(Equity Index Fund)                                             (Virginia Municipal Bond Fund)
-----------------------------------------------------------     -------------------------------------------------------------
-----------------------------------------------------------
Wachovia Special Values Fund                       A,B,Y
(Special Values Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Emerging Markets Fund                      A,Y
(Emerging Markets Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Balanced Fund                             A,B,Y
(Balanced Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Fixed Income Fund                         A,B,Y
(Fixed Income Fund)
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Intermediate Fixed Income Fund             A,Y
(Intermediate Fixed Income Fund
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia Short-Term Income Fund                     A,Y
(Short-Term Income Fund)
-----------------------------------------------------------

SECURITIES IN WHICH THE FUNDS INVEST
Following tables indicate which types of securities are a:
o        P = Principal investment of a Fund; (shaded in chart)
o        A = Acceptable (but not principal) investment of a Fund; or
o        N = Not an acceptable investment of a Fund.



Municipal Funds
-----------------------------------------------------------------------------------------------------------------------------
Securities                                    Georgia Municipal    North Carolina      South Carolina    Virginia Municipal
                                                  Bond Fund      Municipal Bond Fund Municipal Bond Fund      Bond Fund
---------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bank Instruments                                      A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Commercial Paper7                                     A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Demand Mater Notes                                    A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Lending of Portfolio Securities                       A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Money Market Instruments                              A                   A                   A                   A
---------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Municipal Securities9                                 P                   P                   P                   P
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                 A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Restricted and Illiquid Securities12                  A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Securities of Other Investment Companies              A                   A                   A                   A
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations                           A                   A                   A                   A
                                             --------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes                            A                   A                   A                   A
---------------------------------------------
                                             --------------------------------------------------------------------------------
When-Issued Transactions                              A                   A                   A                   A
-----------------------------------------------------------------------------------------------------------------------------




Equity Funds
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Securities                              Equity Fund     Quantitative     Growth &       Equity       Special       Emerging
                                                        Equity Fund     Income Fund   Index Fund   Values Fund     Markets
                                                                                                                    Fund8
---------------------------------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
American Depository Receipts1                A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Banking Instruments                          A               A               A            A             A             A
---------------------------------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Commercial Paper7                            A               A               A            A             A             A
---------------------------------------                                                                          -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Common Stocks                                P               P               P            P             P             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
---------------------------------------                                                                          -------------
Convertible Securities                       A               A               A            A             A             A
---------------------------------------                                                                          -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Corporate Debt Obligations6                  A               A               A            N             A             A
--------------------------------------- ------------- ----------------- ------------ -------------               -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Emerging Market Securities                   N               N               N            N             N             P
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
---------------------------------------               ----------------- ------------ -------------               -------------
European Depository Receipts                 A               A               A            N             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Foreign Currency Transactions4               N               N               N            N             N             A
---------------------------------------               ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Foreign Securities1                          A               A               A            A             A             P
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Futures and Options Transactions             A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
---------------------------------------               ----------------- ------------ ------------- ------------- -------------
Global Depository Receipts                   A               A               A            N             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
High-Yield Securities2                       N               N               N            N             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
---------------------------------------               ----------------- ------------ ------------- ------------- -------------
Index Participation Contracts5               N               N               N            A             N             N
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Lending of Portfolio Securities              A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Master Limited Partnerships                  N               N               N            N             A             N
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Money Market Instruments                     A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Mortgage-Backed Securities10                 N               N               N            N             N             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Options on Financial Futures                 A               A               A            N             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Over-the-Counter Options                     A               A               A            N             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Preferred Stocks                             A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Repurchase Agreements                        A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Restricted and Illiquid Securities12         A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Reverse Repurchase Agreements                A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Securities of Other Investment               A               A               A            A             A             A
Companies
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Stock Index Futures and Options3             A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
Temporary Investments                        A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
U.S. Government Obligations                  A               A               A            A             A             A
---------------------------------------               ----------------- ------------ -------------               -------------
--------------------------------------- -------------                                              ------------- -------------
Variable Rate Demand Notes                   A               A               A            A             A             A
--------------------------------------- ------------- ----------------- ------------ ------------- ------------- -------------
---------------------------------------                                                            ------------- -------------
Warrants                                     A               A               A            A             A             A
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When-Issued Transactions                     A               A               A            A             A             A
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Income Funds
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Securities                                          Balanced Fund    Fixed Income Fund    Intermediate      Short-Term Fixed
                                                                                        Fixed Income Fund     Income Fund
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American Depository Receipts1                             A                  N                  N                  N
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Asset-Backed Securities11                                 A                  A                  A                  A
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Bank Instruments                                          A                  A                  A                  A
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Commercial Paper7                                         A                  A                  A                  A
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Common Stocks                                             P                  N                  N                  N
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Convertible Securities                                    A                  A                  A                  A
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Corporate Debt Obligations6                               P                  P                  P                  P
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Demand Master Notes                                       A                  A                  A                  A
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Foreign Securities1                                       A                  A                  A                  A
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Futures and Options Transactions                          A                  A                  A                  A
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Futures on Foreign Government Debt Obligations            A                  A                  A                  A
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Preferred Stocks                                          A                  N                  N                  N
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Repurchase Agreements                                     A                  A                  A                  A
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Securities                                          Balanced Fund    Fixed Income Fund    Intermediate      Short-Term Fixed
                                                                                        Fixed Income Fund     Income Fund
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Restricted and Illiquid Securities12                      A                  A                  A                  A
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Reverse Repurchase Agreements                             A                  A                  A                  A
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Securities of Other Investment Companies                  A                  A                  A                  A
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Stock Index Futures and Options3                          A                  N                  N                  N
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Stripped Mortgage-Backed Securities                       A                  A                  A                  A
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Temporary Investments                                     A                  A                  A                  A
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U.S. Government Obligations                               A                  A                  A                  A
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Variable Rate Demand Notes                                A                  A                  A                  A
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Warrants                                                  A                  A                  A                  A
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When-Issued Transactions                                  A                  A                  A                  A
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1. Each of the Equity Fund, Quantitative Equity Fund, Special Values Fund, and Balanced Fund may not invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs). 2. Securities are rated Baa or lower by Moody's or BBB or lower by S&P. Each Fund will not invest more than 35% of its total assets in such securities. 3. Not more than 20% of each Funds assets will be invested. The Funds will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions as applicable. 4. No more than 30% of the Fund's assets will be committed to forward contracts at any time. This restriction does not include forward contracts entered into to settle securities transactions. 5. The value of these contracts together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. 6. Rated A or better by Moody's or S&P or of comparable quality as determined by the investment adviser. Each of the Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Index Fund may invest up to 5% of its assets in obligations rated Baa by Moody's or BBB by S&P or of comparable quality as determined by the investment adviser.
7. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser. 8. The fixed income and equity securities in which the Fund invests will be rated B or better by Moody's or S&P at the time of purchase. 9. State Municipal Securities are subject to one or more of the following quality standards: rated A or better by Moody's or S&P; up to 5% of total assets rated Baa by Moody's or BBB by S&P; insured by a municipal bond insurance company rated AAA by S&P or Aaa by Moody's; secured by an irrevocable escrow of direct obligations of the U.S. government; or of comparable quality as determined by the investment adviser. 10. Collateralized Mortgage Obligations must be rated AAA or better or of comparable quality as determined by the investment adviser. Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Income Fund each may invest up to 5% of its assets in CMOs rated Baa or better by Moody's or Baa or better by S&P. 11. Rated A or better by Moody's or S&P. Each Fund (except the Balanced Fund) may also invest up to 5% of its assets in securities rated Baa or better by Moody's or BBB by S&P. 12. Each Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets. Securities Descriptions and Techniques Equity Securities Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

     Interests in Other Limited Liability Companies
     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
     Real Estate Investment Trusts (REITs)
     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market. Warrants Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Master Limited Partnerships
A master limited partnership is a publicly owned limited partnership whose
shares are bought and sold on an organized stock exchange.     Fixed Income
Securities Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which a Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer. Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
     Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. Collateralized Mortgage Obligations
     (CMOs) CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. Asset Backed Securities Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs. Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. Bank Instruments Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. Insurance Contracts Insurance contracts include guaranteed investment contracts, funding agreements and annuities. A Fund may treat these contracts as fixed income securities. Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics. Tax Exempt Securities Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.
     General Obligation Bonds
     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law. Special Revenue Bonds Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, any shortfall in the tolls normally would result in a default on the bonds.
       Private Activity Bonds
       Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).
     Tax Increment Financing Bonds
     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. Municipal Notes Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Variable Rate Demand Instruments Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. Municipal Leases Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility. The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Foreign Securities
Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
     (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Foreign Exchange Contracts In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks. Foreign Government Securities Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European investment Bank and the Inter-American Development Bank. Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. A Fund may trade in the following types of derivative contracts.
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. Options Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A Fund, except the Wachovia Municipal Funds may
     engage in one or more of the following:     Buy call options on securities,
     securities indices and futures contracts in anticipation of an increase in the value of the underlying asset. Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset. Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise
     price.     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Buy or write options to close out existing options positions.

     Hybrid Instruments
     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. When Issued Transactions When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)
         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.
     Dollar Rolls
     Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

     Securities Lending
     A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.
Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. Investment Risks Stock Market Risks o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.
o The investment adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
o A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.
Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Company Size
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.
Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S.
     dollar relative to other currencies.
Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S. Leverage Risks o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.
Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Prepayment Risks
o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Risks Associated with Noninvestment Grade Securities
o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
Tax Risks
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall. Investing in the S&P 500 Index-Equity Index Fund The Equity Index Fund is managed passively, in the sense that the traditional management functions of economic, financial and market analysis are limited to the extend that the Fund seeks to duplicate the composition of the S&P 500 Index. Furthermore, a company's adverse financial circumstance will not require its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the index. The Fund will select a stock for purchase into its investment portfolio based on the stock's inclusion and weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in any one stock comprising the Index may not be identical to the percentage the particular stock represents in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, additional adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to duplicate the composition of the Index and approximate its performance, investment adjustments will be made, as practicably as possible, to account for these circumstances. Since the Fund will seek to duplicate the Index's stock composition precisely, it is anticipated that the Fund's performance will approximate the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, changes in the securities markets and the Index itself, and the normal costs of a mutual fund will account for the difference between the performances of the Fund and the Index. Investment Limitations
         Selling Short and Buying On Margin
         The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The Short-Term Fixed Income Fund will not sell any securities short or purchase any securities on margin, other than in connection with put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The Fixed Income Fund, Intermediate Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. Issuing Senior Securities and Borrowing Money The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed and except, with respect to the Equity Index Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund, as permitted by its investment objective and policies.. The Funds (except for the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund) will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. Pledging Assets The Equity Fund, Growth & Income Fund, Quantitative Equity Fund, and Special Values Fund, Equity Index Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-term Fixed Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis. The Emerging Markets Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, South Carolina Municipal Bond Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge. Investing in Real Estate The Funds (except the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund) will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell real estate, although a Fund may invest in municipal bonds secured by real estate or interests in real estate. Investing in Commodities The Funds will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that the Wachovia Funds may engage in transactions involving futures contracts and related options. Underwriting The Funds will not underwrite any issue of securities, except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations. Diversification of Investments With respect to securities comprising 75% of the value of its total assets, the Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund) will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer. Also, a Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. Concentration of Investments The Wachovia Funds will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities. The Wachovia Municipal Funds will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. A Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. Lending Cash or Securities The Equity Fund, Growth & Income Fund and Special Values Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund will not lend any of their assets except portfolio securities, the market value of which do not exceed one-third of the value of a Fund's total assets. The Quantitative Equity Fund and Emerging Markets Fund will not lend any of their assets except portfolio securities. This shall not prevent the above Funds from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations. The Equity Index Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not lend any assets except portfolio securities The South Carolina Municipal Bond Fund may not lend any assets except portfolio securities up to one-third of the value of its total assets. The Funds may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with each Fund's investment objective, policies, limitations and the Trust's Declaration of Trust. Investing in Restricted Securities The South Carolina Municipal Bond Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. Dealing in Puts and Calls The South Carolina Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
         Investing in Securities of Other Investment Companies
         The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis. However, the Equity Index Fund may invest in Standard & Poor's Depository Receipts (SPDRs), which represent interests in the portfolio of securities held by a unit investment trust, a type of investment company. SPDRs trade like shares of common stock on the American Stock Exchange and are intended to provide investment results that generally correspond to the price and yield performance of the S&P 500 Index. The Fund's purchase of SPDRs are subject to the 3%, 5% and 10% limitations described above and secondary market purchases and sales are subject to ordinary brokerage commissions. Investing in Restricted Securities The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees. Investing in Illiquid Securities The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid. Investing in Put Options The Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund) will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these. Writing Covered Call Options The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Investing in Warrants The Funds will not invest more than 5% of their net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Purchasing Securities to Exercise Control The Funds will not purchase securities of a company for purposes of exercising control or management.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." The Funds did not borrow money in excess of 5% of the value of their total assets during the last fiscal year and has no present intent to do so in the coming fiscal year. Determining Market Value Of Securities Market values of the Funds' portfolio securities are determined as follows:

         for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

         in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

         for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

         for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others. WHAT DO SHARES COST?

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

Reducing or Eliminating the Front-End Sales Charge
You can reduce or eliminate the applicable front-end sales charge, as follows.

Quantity Discounts. Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases. If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases. You can combine concurrent purchases of the corresponding Share class of two Funds in calculating the applicable sales charge.

Letter of Intent. You can sign a letter of intent committing to purchase a certain amount of the same or corresponding class of Shares within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete your commitment, the escrowed Shares will be released to your account. If you do not complete your commitment within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

Reinvestment Privilege. You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV, without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.

Reducing or Eliminating the Contingent Deferred Sales Charge
These reductions or eliminations are offered because no sales commissions have been advanced to the selling financial intermediary, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o        following  the death or  disability,  as  defined  in Section
72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the last surviving shareholder;
o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
o which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements; o representing up to 10% of the value of Class B Shares subject to a Systematic Withdrawal Program; o of Shares that represent a reinvestment within 90 days of a previous redemption that was assessed a CDSC; o of Shares held by the Trustees, employees, and sales representatives of the Fund, the investment adviser, the Distributor and their affiliates; employees of any financial intermediary that sells Shares pursuant to a sales agreement with the Distributor; and the immediate family members of the foregoing persons; and
o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

HOW ARE THE FUNDS SOLD?

Under  the  Distributor's  Contract  with the Fund,  the  Distributor
(Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

Front-End Sales Charge Reallowances
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary.

Rule 12b-1 Plan
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Federated Investors and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.

HOW TO BUY SHARES

Purchases at Net Asset Value
Class A Shares of a Fund may be purchased at NAV, without an initial sales charge, by investment advisers registered under the Investment Adviser's act of 1940, purchasing on behalf of their clients, by Wachovia Bank, or affiliates for funds which are held in fiduciary, advisory, agency, custodial, or similar capacity, and for which Wachovia Bank, or an affiliate or a third party will provide shareholder services for a fee paid by one of the Funds, and by trustees, officers, directors and retired directors, advisory board members, employees and spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons.

Through A Retirement Program
Class A Shares may be purchased at NAV by participants in qualified retirement plans for which Wachovia Bank, or an affiliate, had previously, but no longer, serves in an administrative or fiduciary capacity. Purchases made by or through a Qualified Retirement Plan (Retirement Plan) that has in excess of an aggregate investment of $500,000 in certain Delaware Group Funds and any portfolios of The Wachovia Funds and purchases made by companies participating in a Retirement Plan that has at least 100 employees will be made at NAV, without the imposition of the sales charge. Purchases made by any Retirement Plan that has an aggregate investment of over $500,000 in the Wachovia Funds may also purchase at NAV. Class Y Shares are also offered to participants in qualified retirement plans that offer a Wachovia Fund as an investment option through a program known as "Institutional Solutions" marketed by Delaware Investment and Retirement Services, Inc. Exchanging Securities For Shares You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. Each Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services
Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Conversion to Federal Funds
It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO EXCHANGE SHARES

Qualified Retirement Plan Participants
Participants in a Delaware/Wachovia Qualified Retirement Plan are permitted to:
o exchange all or part of their Class A Shares of other eligible Delaware Funds, as well as Eligible Wachovia Funds at NAV; and o exchange all or part of their Eligible Wachovia Fund shares into Class A Shares of the Eligible Delaware Funds, at NAV. However, a participant in any Retirement Plan that has an aggregate investment of $1 million or less in the Eligible Funds who exchanges into an Eligible Fund from the Money Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Fund shares were acquired in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends). HOW TO REDEEM SHARES

Redemption In Kind
Although the Funds intend to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

As of February 5, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Funds. Unless otherwise noted, the address of the shareholder is 301 North Main Street, Winston-Salem, NC 27101.



---------------------------------------------------------------- ----------------------------------- --------- ----------------
Shareholder Name                                                 Fund                                Share     Percentage
Address                                                                                              Class     Owned
---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Bank, N.A.                                              Equity Fund                         A         15.56%
                                                                 Quantitative Equity Fund            A         9.20%
                                                                 Equity Index Fund                   A         39.22%
                                                                 Balanced Fund                       A         10.70%
                                                                 Fixed Income Fund                   A         39.52%
                                                                 Short-Term Fixed Income Fund        A         59.05%
---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Bank, N.A.                                              Equity Fund                         Y         25.11%
Trustee for the Wachovia RSPSP Plan                              Equity Index Fund                   Y         47.39%
                                                                 Fixed Income Fund                   Y         21.78
---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Bank of North Carolina                                  Equity Fund                         Y         7.53%
P.O. Box 3099-Mail Code 32213
Winston-Salem, NC 27150
---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia  Bank of Georgia  for the  benefit of  Fieldale  Farms  Equity Fund                         Y         5.27%
Corp. EMP Retirement Savings Plan
---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia  Bank of  North  Carolina  Retirement  Income  Plan of  Quantitative Equity Fund            Y         60.45%
Wachovia                                                         Growth & Income Fund                A         35.81%
                                                                 Special Values Fund                 Y         25.50%
                                                                 Emerging Markets Fund               Y         10.62%
                                                                 Equity Index Fund                   Y         14.34%
---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Bull & Co.                                                       Growth & Income Fund                Y         98.00%
                                                                 Intermediate Fixed Income Fund      Y         96.47%
                                                                 Virginia Municipal Bond Fund        Y         93.69%
---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia  Bank of North  Carolina  Trustee for Kate B. Reynolds  Special Values Fund                 Y         22.50%
Charitable Trust                                                 Emerging Markets Fund               Y         19.63

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Custodian for Spartan Mills Employees 401k Plan and Trust        Emerging Markets Fund               A         10.13%
                                                                 Balanced Fund                       A         5.76%
                                                                 Fixed Income Fund                   A         10.57%

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
FTC & Co                                                         Equity Index Fund                   A         8.24%
717 17th Street
Denver, CO 80202

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Diversified Growth                                      Balanced Fund                       A         50.70%

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia  Bank of  South  Carolina  for  Mayfair  Mills  Profit  Balanced Fund                       Y         7.82%
Sharing Plan

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Securities Inc.                                         Fixed Income Fund                   B         38.37%
                                                                 Fixed Income Fund                   A         5.58%
                                                                 Georgia Municipal Bond Fund         A         6.90%

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia  Bank of North  Carolina  fiscal  agent with  Wachovia  Fixed Income Fund                   Y         28.09%
Foundation, Inc.                                                 Short-Term Fixed Income Fund        Y         11.62%

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia  Bank,  of  North  Carolina  for  Charlotte  Pipe  and  Short-Term Fixed Income Fund        Y         16.19%
Foundry Pension Trust

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia  Bank, of North  Carolina for VB Hook & Company Profit  Short-Term Fixed Income Fund        Y         15.10%
Sharing Plan

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Bank, N.A. and G. Gray Jr. Trustees for Bernard Gray    Georgia Municipal Bond Fund         Y         8.87%

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Bank of Georgia Trustee for Carlton C. McCamy           Georgia Municipal Bond Fund         Y         8.43%

---------------------------------------------------------------- ----------------------------------- --------- ----------------
---------------------------------------------------------------- ----------------------------------- --------- ----------------
Wachovia Bank of Georgia as Agent for Evelyn T. Carter           Georgia Municipal Bond Fund         Y         5.33%
---------------------------------------------------------------- ----------------------------------- --------- ----------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

Federal Income Tax
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trusts' other portfolios will be separate from those realized by the Fund.

Foreign Investments
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

The Wachovia Municipal Funds Tax Information
Shareholders of The Wachovia Municipal Funds are not required to pay federal regular income tax on any dividends received from these Funds that represent net interest on tax-exempt municipal bonds ("exempt-interest dividends"). However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

Interest on certain "private activity" bonds issued after August 7, 1986, is a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. A Fund may purchase all types of municipal bonds, including private activity bonds. If a Fund purchases any such bonds, a portion of its dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, exempt-interest dividends may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend (including exempt-interest dividends), and preadjustment alternative minimum taxable income does not include exempt-interest dividend to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax and, if so, the tax treatment of dividends paid by a Fund.

Dividends of a Fund representing net interest income earned on some taxable temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by a Fund, if any, will be taxable to its shareholders as long-term capital gains regardless of the length of time the shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and other distributions is provided annually.

Georgia And North Carolina Taxes
Under existing Georgia and North Carolina laws, shareholders of the Georgia Municipal Bond Fund and North Carolina Municipal Bond Fund will not be subject to Georgia or North Carolina income taxes, respectively, on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Code, which are directly attributable to (i) interest on obligations issued by or on behalf of the States of Georgia or North Carolina, respectively, or their respective political subdivisions; or (ii) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the relevant state's income taxes.

South Carolina Taxes
Under current South Carolina law, shareholders of the South Carolina Municipal Bond Fund who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions; (2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will be subject to South Carolina taxes.

Virginia Taxes
Distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to income received by the Fund as interest from Virginia Municipal Securities. Additionally, distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to interest income from United States obligations exempted from state taxation by the United States Constitution, treaties, and statutes. These Virginia income tax exemptions will be available only if the Fund complies with the requirement that at least 50% of the Fund's assets consist of obligations the interest on which is exempt from federal income tax at the close of each taxable quarter.

Other State And Local Taxes
Income from The Wachovia Municipal Funds is not necessarily free from state income taxes in states other than Georgia, North Carolina, or South Carolina, or the Commonwealth of Virginia, respectively, or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

Boards Of Trustees
The Boards are responsible for managing the Trusts' business affairs and for exercising all the Trusts' powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trusts, principal occupations for the past five years, total compensation received as a Trustee from the Trusts for their most recent fiscal year. The Wachovia Funds are comprised of fourteen Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

As of February 1, 1999, the Funds' Boards and Officers as a group owned less than 1% of the Funds' outstanding Class A, B and Y Shares. An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.




---------------------------------- ----------------------------------------------------------------------    -------------------
              Name                                     Occupations for past 5 Years                              Aggregate
            Birthdate                                                                                        Compensation from
             Address                                                                                            Fund Complex
      Position with Trusts
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
James A. Hanley                    Retired;  Vice President and Treasurer,  Abbott Laboratories  (health     $26,400
August 13, 1931                    care products) (until 1992).
4272 Sanctuary Way
Bonita Springs, FL
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Samuel E. Hudgins                  Hudgins Consulting, LLC (independent consultant); President,              $26,400
March 4, 1929                      Percival Hudgins & Company, LLC (investment bankers/financial
715 Whitemere Court, N.W.          consultants) (until September 1997); Director, Atlantic American
Atlanta, GA                        Corporation (insurance holding company).
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
J. Berkely Ingram, Jr.             Real estate investor and partner; formerly, Vice Chairman,                $24,000
April 17, 1924                     Massachusetts Mutual Life Insurance Company.
114-L Reynolda Village
Winston-Salem, NC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
D. Dean Kaylor                     Retired; Executive Vice President and Chief Financial Officer, NBD        $24,000
June 29, 1930                      Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company)
2835 Greenbriar                    (until 1990).
Harbor Springs, MI
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Alvin J. Schexnider, Ph.D.         Chancellor, Winston-Salem State University                                $12,000
May 26, 1945
5005 Marble Arch Road
Winston-Salem, NC 27104
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles S. Way, Jr.*               PresidentChairman and CEO, The Beach Company and its various              $24,000
December 18, 1937                  affiliated companies and partnerships.
211 King Street
Suite 300
Charleston, SC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
John W. McGonigle                  President and Chief Executive Officer, Federated Investors                $0
October 26, 1938                   Management Company; Executive Vice President, Secretary, General
Federated Investors Tower          Counsel, and Trustee, Federated Investors; Trustee, Federated
Pittsburgh, PA                     Advisers, Federated Management, Federated Research, and Federated
President and Treasurer            Services Company; and Director, Federated Securities Corp.
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles L. Davis, Jr.              Vice President, Federated Services Company.                               $0
March 23, 1960
Federated Investors Tower
Pittsburgh, PA
Vice   President   and  Assistant
Treasurer
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Peter J. Germain                   Senior Vice  President and Director of  Proprietary  Funds  Services,     $0
September 3, 1959                  Federated  Services  Company;  formerly,  Senior  Corporate  Counsel,
Federated Investors Tower          Federated Services Company.
Pittsburgh, PA
Secretary
---------------------------------- ----------------------------------------------------------------------    -------------------


Investment Adviser
The investment adviser conducts investment research and makes investment decisions for the Funds. The investment adviser is a business unit of Wachovia Bank, N.A.

The investment adviser shall not be liable to the Trusts, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trusts.

Sub Adviser. The Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania. Pursuant to the terms of an investment sub-advisory agreement between the investment adviser and Twin Capital Management, Inc. (Twin Capital or the Sub-Adviser), Twin Capital furnishes certain investment advisory services to the investment adviser, including investment research, quantitative analysis, statistical and other factual information, and recommendations, based on Twin Capital's analysis, and assists the investment adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser, Twin Capital is entitled to receive an annual fee of $55,000 payable by the investment adviser in quarterly installments. Twin Capital may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the investment adviser. Twin Capital provides investment counsel to both individuals and institutions, including banks, thrift institutions and pension and profit-sharing plans. As of December 31, 1998, Twin Capital furnished services, substantially similar to the services to the investment adviser, to other accounts with assets in excess of $1 billion. The Sub-Adviser is controlled by Geoffrey Gerber, its President.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

For the fiscal year ended November 30, 1998, the Funds' adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $1,459,473,866 for which the Funds paid $2,127,834 in brokerage commissions.

Administrator
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Funds in the Trusts (excluding Wachovia Prime Cash Management
Fund) as specified below:
                   Maximum               Average Aggregate Daily Net
               Administrative Fee            Assets of the Funds
                  .10 of 1%                  on the first $3.5 billion
                  .06 of 1%              on assets in excess of $3.5 billion

Custodian
Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trusts pursuant to the Custodian Agreement, the Trusts pay the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

Independent Public Accountants
Ernst & Young LLP is the independent auditors for the Funds.

Shareholder Services
The Fund may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Administrative Services may select others to perform these services for their customers and may pay them fees.

Fees Paid By the Funds for Services




------------------------- -------------------------------------- -------------------------------- --------------------------------
Fund                               Advisory Fee Paid/              Brokerage Commissions Paid         Administrative Fee Paid
                                   Advisory Fee Waived
                                                                 -------------------------------- --------------------------------
                          -------------------------------------- -------------------------------- --------------------------------
                                For the fiscal year ended           For the fiscal year ended        For the fiscal year ended
                                      November 30,                        November 30,                     November 30,
                          -------------------------------------- -------------------------------- --------------------------------
                         ---------------------------------------------------------------------------------------------------------
                             1998         1997         1996        1998       1997       1996       1998       1997       1996
-------------------------
                         ---------------------------------------------------------------------------------------------------------
Equity Fund              $1,619,632   $1,230,414   $1,003,098   $304,185   $197,705   $252,493   $222,320   $147,147   $124,288
                         $0           $119,625     $107,888
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity Fund $1,910,495   $1,345,445   $984,868     $229,054   $136,576   $165,434   $257,215   $160,933   $121,949
                         $4,564       $146,406     $100,131
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund(a)  $1,519,361   N/A          N/A          $232,217   N/A        N/A        $199,855   N/A        N/A
                         $26,405
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Equity Index  Fund       $1,068,950   $808,170     $616,302     $18,157    $12,595    $15,333    $336,704   $225,519   $178,161
                         $0           $61,816      $88,233
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Special Values Fund      $1,184,902   $766,650     $324,764     $202,171   $206,032   $155,248   $139,710   $80,170    $35,122
                         $0           $15,052      $76,655
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund    $1,525,827   $1,604,745   $1,006,829   $831,106   $846,113   $538,172   $144,378   $134,379   $87,231
                         $3,334       $0           $1,057
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund            $2,727,915   $1,986,263   $1,588,214   $310,944   $238,931   $269,729   $364,455   $237,616   $196,750
                         $368,451     $446,571     $352,189
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund        $1,314,978   $1,123,245   $1,047,666   $0         $0         $0         $206,835   $156,900   $151,450
                         $113,808     $205,339     $177,507
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Fixed       $381,349     N/A          N/A          $0         N/A        N/A        $58,542    N/A        N/A
Income Fund(a)           $43,716
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Fixed Income  $$572,413    $632,994     $649,181     $0         $0         $0         $98,371    $96,093    $102,429
Fund                     $106,855     $224,696     $211,508
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Bond   $$159,236    $113,578     $84,212      $0         $0         $0         $20,037    $12,683    $9,732
Fund                     $71,319      $113,578     $78,762
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
North Carolina           $$456,438    $365,397     $210,288     $0         $0         $0         $57,431    $40,794    $24,266
Municipal Bond Fund      $99,381      $208,414     $176,041
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
South Carolina           $$868,899    $767,628     $743,153     $0         $0         $0         $108,509   $85,740    $86,019
Municipal Bond Fund      $421,145     489,271      $500,413
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond  $535,046     N/A          N/A          $0         N/A        N/A        $66,597    N/A        N/A
Fund(a)                  $177,141
----------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------ ---------------------------------------------------
Funds                                               For the fiscal year ended November 30, 1998
                                                 ---------------------------------------------------
                                                 --------------- -----------------------------------
                                                   12b-1 Fee          Shareholder Services Fee
                                                 --------------- -----------------------------------
                                                 --------------- ----------------- -----------------
                                                 Class B Shares   Class A Shares    Class B Shares
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Equity Fund                                         $35,043          $119,232          $11,681
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Quantitative Equity Fund                            $99,494          $147,227          $33,165
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Growth & Income Fund(a)                               N/A            $180,103            N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Equity Index Fund                                     N/A            $210,577            N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Special Values Fund                                   N/A            $147,629            N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Emerging Markets Fund                                 N/A            $22,255             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Balanced Fund                                       $74,564          $211,238          $24,855
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Fixed Income Fund                                    $2,607          $43,784             $869
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Intermediate Fixed Income Fund(a)                     N/A             $7,091             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Short-Term Fixed Income Fund                          N/A            $24,810             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
Georgia Municipal Bond Fund                           N/A            $16,789             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ --------------- ----------------- -----------------
North Carolina Municipal Bond Fund                    N/A            $25,947             N/A
------------------------------------------------ --------------- ----------------- -----------------
------------------------------------------------ ---------------- ---------------- -----------------
South Carolina Municipal Bond Fund                     N/A           $164,454            N/A
------------------------------------------------ ---------------- ---------------- -----------------
------------------------------------------------ ---------------- ---------------- -----------------
Virginia Municipal Bond Fund(a)                        N/A            $12,835            N/A
------------------------------------------------ ---------------- ---------------- -----------------


(a) Figures for the period from March 27, 1998 to November 30, 1998.

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares. Class Y Shares do not incur 12b-1 fees or shareholder services fees. HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Total Return
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.




--------------------------- ------------------------------------------------------- ------------------------------------------------
Fund                                     Average Annual Total Return                                      Yield
                              for the following periods ended November 30, 1998       for the 30-day period ended November 30, 1998
                            ------------------------------------------------------- ------------------------------------------------
                            ------------------ ----------------- ------------------ --------------- ---------------- --------------
                             Class A Shares     Class B Shares    Class Y Shares    Class A Shares  Class B Shares    Class Y Shares
                                One Year           One Year          One Year
                                Five Year         Five Year         Five Years
                             Since Inception   Since Inception    Since Inception
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Equity Fund                 12.02%             11.52%            17.69%                 0.80%            0.15%             1.07%
                            17.57%             N/A               N/A
                            16.38%(a)          22.96%(g)         25.06%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Quantitative Equity Fund    13.60%             13.15%            19.38%                 0.71%            0.05%             0.98%
                            N/A                N/A               N/A
                            21.14%(b)          27.93%(g)         30.08%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Growth & Income Fund        15.34%             N/A               N/A                    0.58%             N/A              0.85%
                            20.28%                               N/A
                            17.80%(c)                            6.03%(h)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Equity Index Fund           17.21%             N/A               23.05%                 1.20%             N/A              1.49%
                            21.10%                               N/A
                            19.95%(a)                            31.01%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Special Values Fund         (8.20)%            N/A               (3.59)%                0.62%             N/A              0.90%
                            16.17%                               N/A
                            14.89%(a)                            18.03%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Emerging Markets Fund       (26.88)%           N/A               (23.34)%                N/A              N/A               N/A
                            N/A                                  N/A
                            (4.82)%(d)                           (12.84)%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Balanced Fund               9.25%              8.56%             14.77%                 1.81%            1.17%             2.14%
                            13.41%             N/A               N/A
                            12.93%(a)          17.21%(g)         19.38%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Fixed Income Fund           3.80%              2.97%             8.92%                  4.75%            4.38%             5.23%
                            5.44%              N/A               N/A
                            5.43%(a)           6.97%(g)          9.16%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Intermediate Fixed Income   4.48%              N/A               N/A                    4.13%             N/A              4.62%
Fund                        5.08%                                N/A
                            5.24%(c)                             7.11%(h)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Short-Term Fixed Income     4.26%              N/A               7.19%                  4.30%             N/A              4.67%
Fund                        4.93%                                N/A
                            4.71%(a)                             6.61%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Georgia Municipal Bond      1.60%              N/A               6.62%                  3.21%             N/A              3.61%
Fund                        N/A                                  N/A
                            6.48%(d)                             7.07%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
North Carolina Municipal    1.97%              N/A               7.09%                  3.51%             N/A              3.93%
Bond Fund                   N/A                                  N/A
                            6.75%(d)                             7.34%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
South Carolina Municipal    2.11%              N/A               7.15%                  3.75%             N/A              4.00%
Bond Fund                   4.99%                                N/A
                            6.75%(e)                             7.79%(g)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------
Virginia Municipal Bond     2.01%              N/A               N/A                    3.57%             N/A              3.99%
Fund                        3.82%                                N/A
                            4.28%(f)                             4.61%(h)
--------------------------- ------------------ ----------------- ------------------ --------------- ---------------- ---------------

(a)May 10, 1993; (b) March 28, 1994; (c) January 29, 1993; (d) December 26,
   1994; (e) January 11, 1991; (f) February 1, 1993; (g) July 22, 1996; (h)
   March 29, 1998

Tax Equivalency Tables-The Wachovia Municipal Funds
Set forth below are sample tax-equivalency tables that may be used in advertising and sales literature. The tables are for illustrative purposes only and is not representative of past or future performance of a Fund. The interest earned by the municipal securities owned by a Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of a Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



                                                                 Taxable Yield Equivalent for 1999 - STATE OF GEORGIA
Tax Bracket:
     Federal                              15.00%           28.00%             31.00%           36.00%          39.60%

Combined Federal and State:              21.000%          34.000%            37.000%          42.000%         45.600%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550  $158,551-283,150   Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250  $130,251-283,150   Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.50%                                      1.90%            2.27%              2.38%            2.59%           2.76%
2.00%                                      2.53%            3.03%              3.17%            3.45%           3.68%
2.50%                                      3.16%            3.79%              3.97%            4.31%           4.60%
3.00%                                      3.80%            4.55%              4.76%            5.17%           5.51%
3.50%                                      4.43%            5.30%              5.56%            6.03%           6.43%
4.00%                                      5.06%            6.06%              6.35%            6.90%           7.35%
4.50%                                      5.70%            6.82%              7.14%            7.76%           8.27%
5.00%                                      6.33%            7.58%              7.94%            8.62%           9.19%
5.50%                                      6.96%            8.33%              8.73%            9.48%          10.11%
6.00%                                      7.59%            9.09%              9.52%           10.34%          11.03%
6.50%                                      8.23%            9.85%             10.32%           11.21%          11.95%
7.00%                                      8.86%           10.61%             11.11%           12.07%          12.87%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                                                   Taxable Yield Equivalent for 1999 - STATE OF NORTH CAROLINA
Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State                22.00%           35.75%             38.75%             43.75%        47.35%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,880   $158,881-283,150  Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250   $130,251-283,150  Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.50%                                      1.92%            2.33%              2.45%            2.67%           2.85%
2.00%                                      2.56%            3.11%              3.27%            3.56%           3.80%
2.50%                                      3.21%            3.89%              4.08%            4.44%           4.75%
3.00%                                      3.85%            4.67%              4.90%            5.33%           5.70%
3.50%                                      4.49%            5.45%              5.71%            6.22%           6.65%
4.00%                                      5.13%            6.23%              6.53%            7.11%           7.60%
4.50%                                      5.77%            7.00%              7.35%            8.00%           8.55%
5.00%                                      6.41%            7.78%              8.16%            8.89%           9.50%
5.50%                                      7.05%            8.56%              8.98%            9.78%          10.45%
6.00%                                      7.69%            9.34%              9.80%           10.67%          11.40%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.






                                                          Taxable Yield Equivalent for 1999 - STATE OF SOUTH CAROLINA
Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State:              22.000%          35.000%            38.000%            43.000%       46.600%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550   $158,551-283,150  Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250   $130,251-283,150  Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
2.50%                                      3.21%            3.85%              4.03%            4.39%           4.68%
3.00%                                      3.85%            4.62%              4.84%            5.26%           5.62%
3.50%                                      4.49%            5.38%              5.65%            6.14%           6.55%
4.00%                                      5.13%            6.15%              6.45%            7.02%           7.49%
4.50%                                      5.77%            6.92%              7.26%            7.89%           8.43%
5.00%                                      6.41%            7.69%              8.06%            8.77%           9.36%
5.50%                                      7.05%            8.46%              8.87%            9.65%          10.30%
6.00%                                      7.69%            9.23%              9.68%           10.53%          11.24%
6.50%                                      8.33%           10.00%             10.48%           11.40%          12.17%
7.00%                                      8.97%           10.77%             11.29%           12.28%          13.11%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

Taxable Yield Equivalent for 1999 - STATE OF VIRGINIA

Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State               20.750%          33.750%            36.750%            41.750%      45.2350%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,880   $158,881-283,150  Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250   $130,251-283,150  Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.50%                                      1.89%            2.26%              2.37%            2.58%           2.74%
2.00%                                      2.52%            3.02%              3.16%            3.43%           3.66%
2.50%                                      3.15%            3.77%              3.95%            4.29%           4.57%
3.00%                                      3.79%            4.53%              4.74%            5.15%           5.49%
3.50%                                      4.42%            5.28%              5.53%            6.01%           6.40%
4.00%                                      5.05%            6.04%              6.32%            6.87%           7.32%
4.50%                                      5.68%            6.79%              7.11%            7.73%           8.23%
5.00%                                      6.31%            7.55%              7.91%            8.58%           9.15%
5.50%                                      6.94%            8.30%              8.70%            9.44%          10.06%
6.00%                                      7.57%            9.06%              9.49%           10.30%          10.98%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
Furthermore, additional  state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

---------------------------------- ------------------- ------------------- --------------------- ---------------------
Tax Equivalent Yield               Georgia  Municipal  North     Carolina  South       Carolina  Virginia   Municipal
for the 30-day period ended        Bond Fund           Municipal     Bond  Municipal Bond Fund   Bond Fund
November 30, 1998                                      Fund
---------------------------------- ------------------- ------------------- --------------------- ---------------------
Class A Shares                     4.46%               4.88%               5.21%                 4.96%
---------------------------------- ------------------- ------------------- --------------------- ---------------------
Class Y Shares                     5.01%               5.46%               5.56%                 5.54%
---------------------------------- ------------------- ------------------- --------------------- ---------------------

Performance Information for Predecessor Mutual Funds
The Growth & Income Fund, Intermediate Fixed Income Fund and Virginia Municipal Bond Fund (Successor Funds) are the successors to portfolios of the MarketWatch Funds, which were previously managed by the investment adviser. On March 27, 1998, the assets and liabilities of the respective MarketWatch Funds were transferred to the Successor Funds in exchange for each Fund's shares, respectively. The investment adviser has represented that each Successor Fund's investment objective, policies and limitations are in all material respects equivalent to those of the respective MarketWatch Fund.

Quoted performance data for the Successor Funds includes past performance of the MarketWatch Funds and is not necessarily indicative of the Successor Funds' future performance. The MarketWatch Funds did not offer separate classes of shares and were subject to different expenses, and therefore, performance may vary.

Performance Comparisons
Advertising and sales literature may include:
o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.
A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature. Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. Standard & Poor's Daily Stock Price Index of 500 Common Stocks (the "S&P Index"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures. Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland. International Finance Corporation ("IFC") Emerging Market Indices are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America and the Middle East/Africa. The IFC calculates both a "Global" and an "Investable" version of its index. The "Global" version includes companies and countries with regard to their access to foreign investors. The "Investable" Index adjusts company and market weights to reflect their accessibility to foreign investors. The IFC Global Index currently covers approximately 1,200 securities in 25 markets; the IFC Investable Index currently covers approximately 900 securities in 24 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). The IFC is a subsidiary of the World Bank, and has been collecting data on emerging markets since 1975. Morgan Stanley Capital International ("MSCI") Emerging Markets Indices are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America and the Middle East/Africa. MSCI calculates a "Global" and a "Free" version of its index. The "Global" version includes companies and countries without regard to their access to foreign investors. The "Free" Index adjusts company and market weights to reflect their accessibility to foreign investors. The MSCI Global Index currently covers approximately 630 securities in 20 markets; the MSCI Free Index currently covers approximately 560 securities in 19 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). Merrill Lynch Composite 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith. Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association and Student Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa. Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better). S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P 500/Lehman Brothers Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon a Fund's current asset allocation. Salomon Brothers AAA-AA Corporate index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. SEI Balanced Universe is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities. Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds. Lehman Brothers Government/Corporate (Total) index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date. Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites of ratings assigned by S&P and Moody's. Only bonds with a minimum maturity of one year are included. Lehman Brothers State General Obligations Index is an index comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979. Lehman Brothers Five-Year State General Obligations Bonds is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979. Lehman Brothers Three-Year State General Obligations Bonds is an index comprised of the same issues noted above except that the maturities range between two and four years. Index figures are total returns calculated for the same periods as listed above. Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30,1998 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated November 30, 1998.

INVESTMENT RATINGS

Standard & Poor's Corporate Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions. C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. Moody's Investors Service Corporate Bond Rating Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.
NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Standard & Poor's Commercial Paper Ratings A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. Moody's Investors Service Commercial Paper Rating Definitions Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics: o Leading market positions in well-established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Standard & Poor's Municipal Bond Ratings AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions. C--The rating "C" is reversed for income bonds on which no interest is being paid. D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. Standard & Poor's Municipal Note Ratings SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation. SP-2--Satisfactory capacity to pay principal and interest. SP-3--Speculative capacity to pay principal and interest. Moody's Investors Service Municipal Bond Ratings Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's Investors Service Short-Term Debt Ratings Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: o Leading market positions in well established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories. Moody's Investors Service Short Term Loan Ratings MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



ADDRESSES

The Wachovia Funds
The Wachovia Municipal Funds
Class A Shares, Class B Shares, Class Y Shares            101 Greystone Boulevard
                                                          SC-9215
                                                          Columbia, SC 29226

Distributor
Federated Securities Corp.                                Federated Investors Tower
                                                          1001 Liberty Avenue,
                                                          Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Wachovia Asset Management                                 100 North Main Street
                                                          Winston-Salem, NC 27101

Custodian
Wachovia Bank, N.A.                                       100 North Main Street
                                                          Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company                    Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Independent Auditors
Ernst & Young LLP                                         200 Clarendon Street
                                                          Boston, MA 02116



A. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Equity Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% TotaL Return" beginning with "0" and increasing in increments of 5% up to 35%. The `x-axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: 2.03%, 31.50%, 18.80%, 25.08% and 22.85% The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 21.97%. Its lowest quarterly return was- -11.37%.

B. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Quantitative Equity Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of10% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995through 1998, The percentages noted are: 38.56%, 21.48%, 34.24% and 24.24%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 23.16%. Its lowest quarterly return was -10.56%.

C. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Growth & Income Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 35%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994through 1998, The percentages noted are: -1.09%, 34.61%, 23.78%, 32.63% and24.32%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 21.16%. Its lowest quarterly return was -9.79%.

D. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Equity Index Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for 0.85%, 36.76%,22.41%, 32.32%, 27.82%. The
     total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was21.17%. Its lowest quarterly return was -10.05%.

E. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Special Values Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998.The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the -3.32%, 30.26%, 36.98%, 29.08%, -1.51%.
     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 14.08%. Its lowest quarterly return was -18.00%.

F. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Emerging Markets Fund Class A Shares as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "-25" and increasing in increments of 5% up to 15%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year end December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998, The percentages noted are: 7.93%, 10.32%, -4.01%, -24.79%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 18.76%. Its lowest quarterly return was -26.63%.

G. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Balanced Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5% up to 30%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: -0.51%, 27.72,%, 13.64%, 19.13%,17.35%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 12.86%. Its lowest quarterly return was -5.22%.

H. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Fixed Income Fund Class A Shares as of the calendar year-end for each of five Years. The `y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5% up to 20%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: -3.84%, 17.94%, 2.85%,8.17%, 8.34%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was5.97%. Its lowest quarterly return was -3.12%.

I. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Intermediate Fixed Income Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "-4" and increasing in increments of 4% up to 16%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: -3.36, 15.15%, 2.01%, 8.66%, 8.76%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 5.25%. Its lowest quarterly return was -3.26%.

J. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Short-Term Fixed Income Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: 1,17%, 9.34%, 4.58%, 5.59%,6.76%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 3.23%. Its lowest quarterly return was -0.27%.

K. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Georgia Municipal Bond Fund Class A Shares as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 4% up to 16%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998, The percentages noted are: 14.66%, 3.46%, 7.36%, 5.09%. Within the period shown in the Chart, the Fund's highest quarterly return was 5.69%. Its lowest quarterly return was -1.29%.

L. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia North Carolina Municipal Bond Fund Class A Shares as of the calendar year-end for each of four years. The `y' axis reflects the "%Total Return" beginning with "0" and increasing in increments of 4% up to 16%.The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998, The percentages noted are: 15.22%, 3.37%, 7.73%, 5.41%
     Within the period shown in the Chart, the Fund's highest quarterly return was 5.48%. Its lowest quarterly return was -1.72%.

M. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia South Carolina Municipal Bond Fund Class A Shares as of the calendar year-end for each of seven Years. The `y' axis reflects the "% Total Return" beginning with "-4" and increasing in increments of 4% up to 16%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992through 1998, The percentages noted are: 8.73%, 12.01%,- -3.72%,
     15.33%, 3.94%, 8.14%, 5.14% Within the period shown in the Chart, the Fund's highest quarterly return was 5.96%. Its lowest quarterly return was- -4.32%.

N. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Virginia Municipal Bond Fund Class A Shares as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of5% up to 25%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year end December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995through 1998, The percentages noted are: -5.95%, 13.80%, 1.67%, 7.97%, 5.57%.Within the period shown in the Chart, the Fund's highest quarterly return was5.23%. Its lowest quarterly return was -5.59%.

CLASS Y SHARES

A. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Equity Fund Class Y
     Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 30%. The `x-axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 25.37% and 23.15%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 22.04%. Its lowest quarterly return was -11.31%.

B. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Quantitative Equity Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "0"and increasing in increments of 5% up to 30%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are:25.37% and 23.15%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 23.29%. Its lowest quarterly return was -10.55%.

C. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Equity Index Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 35%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, the percentages noted are: 32.70% and 28.15%.The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 21.28%. Its lowest quarterly return was -10.03%.

D. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Special Values Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5% up to 30%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year end December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997through 1998, the percentages noted are: 29.25% and -1.26%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 14.13%. Its lowest quarterly return was- -17.97%.

E. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Emerging Markets Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "-25" and increasing in increments of 5% up to 0%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997through 1998, The percentages noted are: -3.89% and -24.62%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 18.76%. Its lowest quarterly return was- -26.53%.

F. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Balanced Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "%Total Return" beginning with "0" and increasing in increments of 5% up to 20%.The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 19.49 and 17.60%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 12.91%. Its lowest quarterly return was -5.17%.

G. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Fixed Income Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5% up to 20%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 8.43% and 8.61%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 3.92%. Its lowest quarterly return was 1.01%.

H. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Short-Term Fixed Income Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "%Total Return" beginning with "0" and increasing in increments of 2% up to 10%.The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 5.85% and 7.12%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 3.29%. Its lowest quarterly return was 0.57%.

I. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia Georgia Municipal Bond Fund Class A Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 10%. The `x-axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 7.61% and 5.35%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 3.17%. Its lowest quarterly return was -0.66%.

J. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia North Carolina Municipal Bond Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 7.97% and 5.67%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 3.39%. Its lowest quarterly return was -0.51%.

K. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Wachovia South Carolina Municipal Bond Fund Class Y Shares as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 8.39% and 5.70%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 3.34%. Its lowest quarterly return was -0.31%.